UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2026

Total Return ETF (TOTR)

Principal Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about Total Return ETF (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Return ETF	$32	0.31%

What drove fund performance during the past 12 months?

  The U.S. investment-grade bond market delivered positive returns over the 12-month period, driven primarily by attractive coupon income as yields began near multiyear highs. A resilient economy, solid issuer fundamentals, and strong demand for high-quality fixed income securities also supported performance, although rising Treasury yields later in the period created some headwinds.

  Out-of-benchmark allocations to high yield corporate bonds and non-agency residential mortgage-backed securities combined with an underweight to U.S. Treasuries contributed to performance relative to the Bloomberg U.S. Aggregate Bond Index. Security selection in emerging markets sovereign debt, along with an overweight to the sector, also added value, as did selection within investment-grade corporates.

  Tactical adjustments to the fund’s duration position as well as the portfolio’s use of Treasury futures to manage interest rate exposure detracted from relative performance versus the benchmark. An underweight to investment-grade corporate cash bonds also hurt performance.

  The fund invests in a diversified portfolio of bonds and other debt instruments and is designed to respond to a wide variety of market conditions. At period-end, portfolio positioning reflected a favorable view on credit risk, and the fund held notable overweights to securitized credit sectors along with out-of-benchmark positions in high yield bonds and bank loans.

  Overall, the fund held material exposure to derivatives, including interest rate and credit derivatives that help the investment team more efficiently manage duration and sector positioning. The fund’s positions in interest rate derivatives weighed on absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2026

Table Summary
	ETF (Based on Net Asset Value)	(Regulatory/Strategy Benchmark)
9/28/21	$10,000	$10,000
11/30/21	$10,020	$10,037
2/28/22	$9,708	$9,686
5/31/22	$8,992	$9,118
8/31/22	$8,758	$8,935
11/30/22	$8,478	$8,748
2/28/23	$8,561	$8,745
5/31/23	$8,692	$8,923
8/31/23	$8,585	$8,828
11/30/23	$8,608	$8,851
2/29/24	$8,818	$9,036
5/31/24	$8,839	$9,039
8/31/24	$9,295	$9,472
11/30/24	$9,300	$9,460
2/28/25	$9,434	$9,560
5/31/25	$9,377	$9,533
8/31/25	$9,631	$9,769
11/30/25	$9,848	$9,999
2/28/26	$10,019	$10,159
5/31/26	$9,894	$10,022

202505-4541202, 202606-5570113

ETF988-052 07/26

Average Annual Total Returns

Table Summary
Fund	1 Year	Since Inception 9/28/21
Total Return ETF (Based on Net Asset Value)	5.51%	-0.23%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	5.13%	0.05%

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$561,835
  Number of Portfolio Holdings1,466
  Investment Advisory Fees Paid (000s)$1,711
  Portfolio Turnover Rate238.1%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
U.S. Government & Agency Mortgage-Backed Securities	25.2%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	24.4
Corporate Bonds	20.7
Asset-Backed Securities	13.9
Non-U.S. Government Mortgage-Backed Securities	9.9
Bank Loans	5.7
Foreign Government Obligations & Municipalities	3.9
Municipal Securities	0.3
Convertible Preferred Stocks	0.2
Short-Term and Other	(4.2)

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Bonds	12.9%
U.S. Treasury Notes	11.5
Federal Home Loan Mortgage	8.2
Federal National Mortgage Assn.	7.2
UMBS, TBA	4.6
Government National Mortgage Assn.	3.2
GNMA, TBA	1.7
Carvana Auto Receivables Trust	1.0
JP Morgan Mortgage Trust	1.0
Freddie Mac STACR REMIC Trust	0.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Total Return ETF (TOTR)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Principal Listing Exchange: NYSE Arca, Inc.

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2026	2025
Audit Fees	$46,203	$46,217
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,211,000 and $1,746,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
May 31, 2026

T. ROWE PRICE
TOTR	Total Return ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE TOTAL RETURN ETF

 FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Year Ended				9/28/21(1) Through
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
NET ASSET VALUE
Beginning of period	$ 40.00	$ 39.69	$ 41.07	$ 44.30	$ 50.00
Investment activities
Net investment income(2)(3)	2.05	2.13	2.09	1.73	0.78
Net realized and unrealized gain/loss	0.14	0.24	(1.44)	(3.22)	(5.74)
Total from investment activities	2.19	2.37	0.65	(1.49)	(4.96)
Distributions
Net investment income	(2.10)	(2.06)	(1.95)	(1.70)	(0.74)
Tax return of capital	(0.03)	-	(0.08)	(0.04)	-
Total distributions	(2.13)	(2.06)	(2.03)	(1.74)	(0.74)
NET ASSET VALUE
End of period	$ 40.06	$ 40.00(4)	$ 39.69	$ 41.07	$ 44.30

T. ROWE PRICE TOTAL RETURN ETF

 FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Year Ended				9/28/21(1) Through
	5/31/26	5/31/25	5/31/24	5/31/23	5/31/22
Ratios/Supplemental Data
Total return, based on NAV(3)(5)	5.51%	6.05%(4)	1.69%	(3.33)%	(10.08)%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.31%	0.31%	0.31%	0.31%	0.31%(6)
Net expenses after waivers/payments by Price Associates	0.31%	0.31%	0.31%	0.31%	0.31%(6)
Net investment income	5.05%	5.30%	5.23%	4.14%	2.42%(6)
Portfolio turnover rate(7)(8)	238.1%	314.2%	439.5%	608.3%	456.8%
Portfolio turnover rate, excluding mortgage dollar roll transactions(8)	65.9%	110.5%	110.0%	60.4%	45.1%
Net assets, end of period (in thousands)	$ 561,835	$ 550,045	$ 113,130	$ 28,750	$ 19,933

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)
Net asset value and Total return include adjustments made in accordance with U.S.
generally accepted accounting principles for financial reporting purposes and may differ from the net asset value and total returns for shareholder transactions.

(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.

(6)	Annualized
(7)	The portfolio turnover rate calculation includes purchases and sales from mortgage dollar roll transactions.
(8)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TOTAL RETURN ETF

May 31, 2026

PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 13.9%
Car Loan 5.1%
Ally Bank / Utah, Series 2026-A, Class C, 4.856%, 3/15/34 (1)	290	290
Ally Bank / Utah, Series 2026-A, Class D, 5.248%, 3/15/34 (1)	250	250
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class A2, 4.97%, 9/15/32 (1)	116	117
ARI Fleet Lease Trust, Series 2025-A, Class B, 4.70%, 1/17/34 (1)	1,000	998
ARI Fleet Lease Trust, Series 2026-B, Class B, 4.74%, 2/15/35 (1)	125	125
Avis Budget Rental Car Funding AESOP, Series 2023-2A, Class C, 6.18%, 10/20/27 (1)	83	84
Avis Budget Rental Car Funding AESOP, Series 2023-2A, Class D, 7.26%, 10/20/27 (1)	171	171
Avis Budget Rental Car Funding AESOP, Series 2023-3A, Class D, 7.32%, 2/20/28 (1)	115	116
Avis Budget Rental Car Funding AESOP, Series 2024-3A, Class B, 5.58%, 12/20/30 (1)	360	364
Avis Budget Rental Car Funding AESOP, Series 2025-3A, Class B, 4.46%, 2/20/30 (1)	170	167
Bayview Opportunity Master Fund VII, Series 2024-CAR1, Class B, FRN, SOFR30A + 1.30%, 4.912%, 12/26/31 (1)	72	72
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class C, 4.44%, 11/17/31	385	381
Bridgecrest Lending Auto Securitization Trust, Series 2026-2, Class E, 7.17%, 5/16/33 (1)	1,400	1,407
CarMax Auto Owner Trust, Series 2022-4, Class D, 8.08%, 4/16/29	205	209
CarMax Auto Owner Trust, Series 2023-3, Class C, 5.61%, 2/15/29	190	192
CarMax Auto Owner Trust, Series 2024-1, Class C, 5.47%, 8/15/29	85	86
CarMax Auto Owner Trust, Series 2024-2, Class D, 6.42%, 10/15/30	90	92
CarMax Auto Owner Trust, Series 2024-3, Class D, 5.67%, 1/15/31	40	41
CarMax Select Receivables Trust, Series 2024-A, Class B, 5.35%, 1/15/30	40	40

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62%, 1/15/30	175	178
CarMax Select Receivables Trust, Series 2025-A, Class B, 5.01%, 9/16/30	1,400	1,410
Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%, 12/11/28 (1)	9	9
Carvana Auto Receivables Trust, Series 2022-P1, Class C, 3.30%, 4/10/28	30	30
Carvana Auto Receivables Trust, Series 2023-N1, Class C, 5.92%, 7/10/29 (1)	359	360
Carvana Auto Receivables Trust, Series 2023-N3, Class B, 6.45%, 5/10/28 (1)	29	29
Carvana Auto Receivables Trust, Series 2024-N1, Class B, 5.63%, 5/10/30 (1)	51	52
Carvana Auto Receivables Trust, Series 2024-N1, Class C, 5.80%, 5/10/30 (1)	150	152
Carvana Auto Receivables Trust, Series 2024-N2, Class B, 5.67%, 9/10/30 (1)	60	60
Carvana Auto Receivables Trust, Series 2024-N2, Class C, 5.82%, 9/10/30 (1)	80	81
Carvana Auto Receivables Trust, Series 2024-N3, Class B, 4.67%, 12/10/30 (1)	310	311
Carvana Auto Receivables Trust, Series 2025-N1, Class A3, 4.91%, 8/10/29 (1)	585	587
Carvana Auto Receivables Trust, Series 2025-N1, Class B, 5.05%, 5/12/31 (1)	1,177	1,184
Carvana Auto Receivables Trust, Series 2025-P1, Class C, 5.34%, 8/11/31	1,340	1,354
Carvana Auto Receivables Trust, Series 2025-P3, Class B, 4.48%, 10/10/31	105	104
Carvana Auto Receivables Trust, Series 2026-P2, Class C, 5.80%, 10/12/32	455	459
Carvana Auto Receivables Trust, Series 2026-P2, Class D, 6.18%, 6/12/34	805	812
Chase Auto Credit Linked Notes, Series 2025-1, Class B, 4.753%, 2/25/33 (1)	354	355
Drive Auto Receivables Trust, Series 2025-2, Class B, 4.14%, 9/15/32	230	229

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Enterprise Fleet Financing, Series 2023-1, Class A3, 5.42%, 10/22/29 (1)	82	82
Enterprise Fleet Financing, Series 2025-3, Class A3, 4.46%, 9/20/29 (1)	215	215
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69%, 6/15/29	3	3
Exeter Automobile Receivables Trust, Series 2025-2A, Class B, 4.92%, 9/17/29	780	783
Exeter Automobile Receivables Trust, Series 2025-4A, Class B, 4.40%, 5/15/30	190	190
Exeter Automobile Receivables Trust, Series 2025-4A, Class C, 4.57%, 6/16/31	685	683
Exeter Select Automobile Receivables Trust, Series 2025-2, Class B, 4.63%, 11/17/31	180	179
Exeter Select Automobile Receivables Trust, Series 2025-2, Class C, 4.91%, 12/15/31	435	434
Exeter Select Automobile Receivables Trust, Series 2025-3, Class B, 4.42%, 3/15/32	650	646
Exeter Select Automobile Receivables Trust, Series 2025-3, Class C, 5.00%, 3/15/32	725	726
GM Financial Automobile Leasing Trust, Series 2025-1, Class B, 4.89%, 2/20/29	475	478
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 9/18/28	10	10
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class B, 5.72%, 1/16/29	5	5
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class C, 5.92%, 2/16/29	10	10
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class B, 5.73%, 6/15/28 (1)	100	100
GMF Floorplan Owner Revolving Trust, Series 2025-1A, Class C, 4.88%, 3/15/29 (1)	800	802
GMF Floorplan Owner Revolving Trust, Series 2025-2A, Class C, 4.96%, 3/15/30 (1)	820	822
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.153%, 5/20/32 (1)	84	85
Huntington Bank Auto Credit-Linked Notes, Series 2024-2, Class B1, 5.442%, 10/20/32 (1)	109	110

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Huntington Bank Auto Credit-Linked Notes, Series 2025-1, Class B1, 4.957%, 3/21/33 (1)	578	579
Navistar Financial Dealer Note Master Owner Trust II, Series 2025-1, Class B, 4.42%, 9/25/30 (1)	111	111
Navistar Financial Dealer Note Master Owner Trust II, Series 2025-1, Class C, 4.72%, 9/25/30 (1)	55	55
Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class C, 5.933%, 12/15/33 (1)	94	95
Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class B, 5.622%, 6/15/32 (1)	127	128
Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class B, 4.965%, 1/18/33 (1)	356	357
Santander Bank Auto Credit-Linked Notes, Series 2025-A, Class B, 4.484%, 1/16/34 (1)	250	249
Santander Bank Auto Credit-Linked Notes, Series 2025-A, Class C, 4.661%, 1/16/34 (1)	250	249
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96%, 11/15/28	3	3
Santander Drive Auto Receivables Trust, Series 2025-2, Class B, 4.87%, 5/15/31	675	679
Santander Drive Auto Receivables Trust, Series 2025-2, Class C, 5.06%, 5/15/31	675	680
Santander Drive Auto Receivables Trust, Series 2026-1, Class C, 4.26%, 4/15/32	700	692
SBNA Auto Lease Trust, Series 2025-A, Class A4, 4.87%, 7/20/29 (1)	705	709
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038%, 7/25/31 (1)	32	32
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class B, 5.38%, 1/21/31 (1)	170	172
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C, 5.51%, 1/20/32 (1)	15	15
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class C, 5.20%, 10/20/32 (1)	385	388
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class C, 4.44%, 8/20/30 (1)	815	807
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2026-AA, Class B, 4.61%, 4/22/30 (1)	75	75

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2026-AA, Class C, 4.80%, 12/20/30 (1)	715	713
Toyota Lease Owner Trust, Series 2025-A, Class A4, 4.81%, 6/20/29 (1)	610	614
US Bank, Series 2023-1, Class B, 6.789%, 8/25/32 (1)	30	31
US Bank, Series 2026-RVM1, Class B1, 4.959%, 12/25/46 (1)	232	230
Wheels Fleet Lease Funding, Series 2026-1, Class C, 4.93%, 4/18/39 (1)	100	99
Wheels Fleet Lease Funding 1, Series 2025-1A, Class A1, 4.57%, 1/18/40 (1)	663	666
Wheels Fleet Lease Funding 1, Series 2025-1A, Class C, 5.08%, 1/18/40 (1)	840	841
		28,590
Home Equity 1.2%
FIGRE Trust, Series 2026-HF3, Class A1A, FRN, SOFR30A + 1.40%, 5.012%, 3/25/56 (1)	777	776
JP Morgan Mortgage Trust, Series 2026-HE1, Class A1, FRN, SOFR30A + 1.25%, 4.875%, 9/20/56 (1)	2,236	2,227
JP Morgan Mortgage Trust, Series 2026-HE1, Class M1, FRN, SOFR30A + 1.45%, 5.075%, 9/20/56 (1)	1,150	1,145
SAIF Securitization Trust, Series 2026-CES1, Class A1A, 5.399%, 2/25/56 (1)	356	355
Vista Point Securitization Trust, Series 2026-CES2, Class A1, 5.418%, 5/25/56 (1)	2,157	2,149
		6,652
Other Asset-Backed Securities 7.4%
720 East IV, Series 2024-1AR, Class A1R, CLO, FRN, 3M TSFR + 1.26%, 4.916%, 7/15/39 (1)	910	910
Affirm Asset Securitization Trust, Series 2026-X1, Class B, 4.59%, 4/15/31 (1)	100	100
Affirm Asset Securitization Trust, Series 2026-X1, Class C, 4.82%, 4/15/31 (1)	165	165
Affirm Master Trust, Series 2026-2A, Class A, 4.67%, 4/16/35 (1)	935	934
Amur Equipment Finance Receivables XI, Series 2022-2A, Class A2, 5.30%, 6/21/28 (1)	0	0

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Amur Equipment Finance Receivables XIII, Series 2024-1A, Class B, 5.37%, 1/21/31 (1)	140	141
Auxilior Term Funding, Series 2024-1A, Class A3, 5.49%, 7/15/31 (1)	84	85
Barings, Series 2021-3A, Class B1R, CLO, FRN, 3M TSFR + 1.63%, 5.305%, 1/18/35 (1)	1,150	1,152
Battalion XII, Series 2018-12A, Class CRR, CLO, FRN, 3M TSFR + 1.55%, 5.199%, 5/17/31 (1)	305	305
Battalion XV, Series 2020-15A, Class CR, CLO, FRN, 3M TSFR + 1.90%, 5.58%, 1/17/33 (1)	250	250
Battalion XV, Series 2020-15A, Class BR, CLO, FRN, 3M TSFR + 1.50%, 5.18%, 1/17/33 (1)	1,000	1,002
CCG Receivables Trust, Series 2025-1, Class A2, 4.48%, 10/14/32 (1)	150	150
CCG Receivables Trust, Series 2025-1, Class C, 4.89%, 10/14/32 (1)	500	501
Chenango Park, Series 2018-1A, Class BR, CLO, FRN, 3M TSFR + 1.80%, 5.473%, 4/15/30 (1)	1,235	1,235
Clarus Capital Funding, Series 2024-1A, Class A2, 4.71%, 8/20/32 (1)	31	31
Clarus Capital Funding, Series 2024-1A, Class B, 4.79%, 8/20/32 (1)	100	100
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%, 1/25/52 (CAD) (1)	45	33
CyrusOne Data Centers Issuer I, Series 2024-2A, Class A2, 4.50%, 5/20/49 (1)	225	219
Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30 (1)	100	101
Dell Equipment Finance Trust, Series 2024-1, Class C, 5.73%, 3/22/30 (1)	1,610	1,620
Dell Equipment Finance Trust, Series 2024-2, Class B, 4.82%, 8/22/30 (1)	100	100
Dell Equipment Finance Trust, Series 2024-2, Class D, 5.29%, 2/24/31 (1)	100	100
Dell Equipment Finance Trust, Series 2026-1A, Class C, 4.80%, 12/22/31 (1)	100	100
Dell Equipment Finance Trust, Series 2026-1A, Class D, 5.19%, 11/22/32 (1)	130	130
Dext ABS, Series 2025-1, Class C, 5.39%, 8/15/35 (1)	1,340	1,356

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
DLLAA, Series 2023-1A, Class A3, 5.64%, 2/22/28 (1)	27	27
DLLAA, Series 2023-1A, Class A4, 5.73%, 10/20/31 (1)	65	66
DLLST, Series 2024-1A, Class A4, 4.93%, 4/22/30 (1)	40	40
Elara HGV Timeshare Issuer, Series 2023-A, Class A, 6.16%, 2/25/38 (1)	43	44
Elara HGV Timeshare Issuer, Series 2023-A, Class C, 7.30%, 2/25/38 (1)	43	44
FOCUS Brands Funding, Series 2017-1A, Class A2II, 5.093%, 4/30/47 (1)	1,342	1,339
FOCUS Brands Funding, Series 2022-1, Class A2, 7.206%, 7/30/52 (1)	48	48
GreatAmerica Leasing Receivables Funding, Series 2026-1, Class C, 5.44%, 5/15/34 (1)	20	20
Harbor Park, Series 2018-1A, Class CR2, CLO, FRN, 3M TSFR + 1.65%, 5.325%, 1/20/31 (1)	1,120	1,117
Hardee's Funding, Series 2020-1A, Class A2, 3.981%, 12/20/50 (1)	786	761
Hardee's Funding, Series 2021-1A, Class A2, 2.865%, 6/20/51 (1)	647	603
Hardee's Funding, Series 2024-1A, Class A2, 7.253%, 3/20/54 (1)	99	101
Hilton Grand Vacations Trust, Series 2020-AA, Class C, 6.42%, 2/25/39 (1)	56	57
Home Partners of America Trust, Series 2022-1, Class A, 3.93%, 4/17/39 (1)	116	115
Home Partners of America Trust, Series 2022-1, Class D, 4.73%, 4/17/39 (1)	143	142
HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 7/21/31 (1)	76	77
HPEFS Equipment Trust, Series 2024-1A, Class C, 5.33%, 5/20/31 (1)	205	206
HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 11/20/31 (1)	1,600	1,616
HPEFS Equipment Trust, Series 2024-2A, Class B, 5.35%, 10/20/31 (1)	100	101
HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/32 (1)	100	101

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Jack in the Box Funding, Series 2022-1A, Class A2I, 3.445%, 2/26/52 (1)	1,519	1,475
KKR 43, Series 2022-43A, Class BR2, CLO, FRN, 3M TSFR + 1.65%, 5.321%, 4/15/38 (1)	825	827
Madison Park Funding XXIV, Series 2016-24A, Class CR2, FRN, 3M TSFR + 2.05%, 5.725%, 10/20/29 (1)	1,625	1,626
MMAF Equipment Finance, Series 2020-A, Class A4, 1.40%, 8/9/30 (1)	100	98
MVW Owner Trust, Series 2020-1A, Class C, 4.21%, 10/20/37 (1)	39	39
MVW Owner Trust, Series 2023-1A, Class C, 6.54%, 10/20/40 (1)	32	33
MVW Owner Trust, Series 2023-1A, Class B, 5.42%, 10/20/40 (1)	32	32
Neuberger Berman Loan Advisers, Series 2021-43A, Class AR, ClO, FRN, 3M TSFR + 1.05%, 4.73%, 7/17/36 (1)	1,380	1,380
NMEF Funding, Series 2025-A, Class A2, 4.72%, 7/15/32 (1)	217	217
Northwoods Capital XIV-B, Series 2018-14BA, Class AR, FRN, 3M TSFR + 1.25%, 4.894%, 11/13/31 (1)	85	85
Octagon Investment Partners 47, Series 2020-1A, Class A2R2, FRN, 3M TSFR + 1.55%, 5.214%, 1/22/38 (1)	330	330
Octane Receivables Trust, Series 2023-3A, Class C, 6.74%, 8/20/29 (1)	100	101
Octane Receivables Trust, Series 2024-RVM1, Class A, 5.01%, 1/22/46 (1)	714	721
Octane Receivables Trust, Series 2025-RVM1, Class B, 4.83%, 12/20/46 (1)	345	342
Octane Receivables Trust, Series 2025-RVM1, Class C, 5.26%, 12/20/46 (1)	705	702
OZLM Funding II, Series 2012-2A, Class BR4, FRN, 3M TSFR + 1.75%, 5.413%, 7/30/37 (1)	1,270	1,272
Palmer Square, Series 2021-1A, Class A1AR, CLO, FRN, 3M TSFR + 1.15%, 4.825%, 4/20/38 (1)	1,335	1,336
Palmer Square Loan Funding, Series 2024-3A, Class BR, FRN, 3M TSFR + 1.45%, 5.10%, 8/8/32 (1)	465	465
PEAC Solutions Receivables, Series 2025-1A, Class A2, 4.94%, 10/20/28 (1)	235	236
Post Road Equipment Finance, Series 2024-1A, Class A2, 5.59%, 11/15/29 (1)	8	8

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Post Road Equipment Finance, Series 2024-1A, Class C, 5.81%, 10/15/30 (1)	100	101
Progress Residential Trust, Series 2021-SFR8, Class E1, 2.382%, 10/17/38 (1)	638	631
Progress Residential Trust, Series 2025-SFR2, Class A, 3.305%, 4/17/42 (1)	1,623	1,525
Sagard-Halseypoint 9, Series 2025-9A, Class A, CLO, FRN, 3M TSFR + 1.29%, 4.965%, 4/20/38 (1)	585	586
SCF Equipment Leasing, Series 2024-1A, Class D, 6.58%, 6/21/33 (1)	125	128
Sculptor XXVII, Series 27A, Class BRR, CLO, FRN, 3M TSFR + 1.50%, 5.175%, 4/20/37 (1)	505	506
SEB Funding, Series 2024-1A, Class A2, 7.386%, 4/30/54 (1)	145	147
SEB Funding, Series 2026-1A, Class A2, 6.665%, 1/30/56 (1)	1,395	1,386
Shackleton, Series 2019-14A, Class BRR, CLO, FRN, 3M TSFR + 1.55%, 5.225%, 7/20/34 (1)	1,010	1,010
Sierra Timeshare Receivables Funding, Series 2022-3A, Class B, 6.32%, 7/20/39 (1)	41	41
Signal Peak 5, Series 2018-5A, Class BR2, CLO, FRN, 3M TSFR + 1.55%, 5.212%, 4/25/37 (1)	250	250
Sonic Capital, Series 2020-1A, Class A2I, 3.845%, 1/20/50 (1)	306	304
Sound Point XXII, Series 2019-1A, Class BRR, CLO, FRN, 3M TSFR + 1.65%, 5.325%, 1/20/32 (1)	250	250
Symphony XVI, Series 2015-16A, Class ARR, CLO, FRN, 3M TSFR + 1.20%, 4.873%, 10/15/31 (1)	9	8
TPIC SPV I, Acquisition Date: 1/6/26, Cost $244, 7.131%, 12/28/29, Acquisition Date: 1/6/26, Cost $244 (2)(3)	257	193
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943%, 7/17/38 (1)	750	747
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75%, 6/17/40 (1)	100	99
Tricon Residential Trust, Series 2024-SFR2, Class D, 6.00%, 6/17/40 (1)	155	154
Trinitas VII, Series 2017-7A, Class A1R2, CLO, FRN, 3M TSFR + 1.06%, 4.727%, 1/25/35 (1)	1,000	1,001
Verdant Receivables, Series 2023-1A, Class A2, 6.24%, 1/13/31 (1)	60	61

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Verdant Receivables, Series 2024-1A, Class A2, 5.68%, 12/12/31 (1)	57	57
Verizon Master Trust, Series 2024-6, Class C, 4.67%, 8/20/30	665	664
Verizon Master Trust, Series 2025-3, Class C, 4.90%, 3/20/30	1,500	1,504
Wingspire Equipment Finance, Series 2025-1A, Class A2, 4.33%, 9/20/33 (1)	100	100
Wingspire Equipment Finance, Series 2025-1A, Class C, 4.76%, 9/20/33 (1)	100	99
Zaxbys Funding, Series 2021-1A, Class A2, 3.238%, 7/30/51 (1)	1,238	1,180
		41,502
Residential Mortgage 0.1%
PRET, Series 2026-NPL6, Class A1, CMO, ARM, 5.693%, 5/25/56 (1)	805	805
		805
Student Loan 0.1%
Navient Private Education Refi Loan Trust, Series 2019-CA, Class B, 3.67%, 2/15/68 (1)	151	144
Navient Refinance Loan Trust, Series 2026-A, Class A, 4.86%, 9/15/56 (1)	235	234
		378
Total Asset-Backed Securities (Cost $77,659)		77,927
BANK LOANS 5.7% (4)
FINANCIAL INSTITUTIONS 1.1%
Banking 0.0%
BASF Coatings, FRN, 1M TSFR + 3.50%, 5/6/33 (5)	85	85
		85
Brokerage Asset Managers Exchanges 0.1%
HighTower Holdings, FRN, 3M TSFR + 2.75%, 6.408%, 2/3/32	277	276
Jane Street Group, FRN, 3M TSFR + 2.00%, 5.666%, 12/15/31	218	217
		493

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Finance Companies 0.1%
VCI Asset Holdings 1, 11/20/30 (5)	265	282
VCI Asset Holdings 3, 6.875%, 4/24/31	90	91
		373
Financial Other 0.0%
Daintree Bidco, FRN, 1M TSFR + 4.50%, 8.131%, 4/11/33	90	89
		89
Insurance 0.9%
Acrisure, FRN, 1M TSFR + 3.25%, 6.87%, 6/21/32	218	206
Alera Group, FRN, 1M TSFR + 5.50%, 9.12%, 5/30/33	880	850
Alera Group, FRN, 1M TSFR + 2.75%, 6.37%, 5/30/32	89	86
Alliant Holdings Intermediate, FRN, 1M TSFR + 2.50%, 6.12%, 9/19/31	600	598
Asurion, FRN, 3M TSFR + 5.25%, 9.028%, 1/20/29	652	652
Asurion, B-13, FRN, 3M TSFR + 4.25%, 7.913%, 9/19/30	159	159
HUB International, FRN, 3M TSFR + 2.25%, 5.92%, 6/20/30	420	421
Jones DesLauriers Insurance Management, FRN, 3M TSFR + 3.00%, 6.663%, 2/2/33	549	542
OneDigital Borrower, FRN, 1M TSFR + 5.25%, 8.87%, 7/2/32	833	808
OneDigital Borrower, FRN, 1M TSFR + 3.00%, 6.62%, 7/2/31	262	259
Truist Insurance Holdings, FRN, 3M TSFR + 4.75%, 8.45%, 5/6/32	535	528
Truist Insurance Holdings, FRN, 3M TSFR + 2.75%, 6.45%, 5/6/31	94	93
		5,202
Total Financial Institutions		6,242
INDUSTRIAL 4.5%
Basic Industry 0.0%
Arsenal AIC Parent, FRN, 1M TSFR + 2.75%, 6.37%, 8/18/30	174	174
		174

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Capital Goods 0.9%
Charter NEX US, FRN, 1M TSFR + 2.50%, 6.145%, 11/29/30	718	720
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%, 9.961%, 5/21/29	646	646
Filtration Group, FRN, 1M TSFR + 2.50%, 6.12%, 10/21/28	304	304
MI Windows & Doors, FRN, 1M TSFR + 2.75%, 6.37%, 3/28/31	185	181
Pro Mach Group, FRN, 1M TSFR + 2.75%, 6.37%, 10/15/32	462	462
Quikrete Holdings, FRN, 1M TSFR + 2.25%, 5.87%, 1/30/32	155	155
Resilience Parent, FRN, 1M TSFR + 2.50%, 6.126%, 2/28/33	245	246
Resilience Parent, FRN, 3M TSFR + 5.25%, 8.876%, 2/27/34 (2)	775	767
Sword Purchaser, FRN, 1M TSFR + 4.00%, 7.62%, 4/9/33	385	375
TK Elevator Midco GmbH, FRN, 6M TSFR + 2.75%, 6.38%, 4/30/30	464	467
TK Elevator Midco GmbH, FRN, 3M TSFR + 2.75%, 6.48%, 4/30/30	100	101
TransDigm, FRN, 1M TSFR + 2.50%, 6.12%, 8/19/32	249	249
TransDigm, FRN, 1M TSFR + 2.50%, 6.12%, 2/13/33	265	265
		4,938
Communications 0.9%
BCPE Pequod Buyer, FRN, 1M TSFR + 2.75%, 6.37%, 11/25/31	164	162
Clear Channel Outdoor Holdings, FRN, 1M TSFR + 4.00%, 7.735%, 8/21/28	248	249
CMG Media, FRN, 3M TSFR + 3.50%, 7.30%, 6/18/29	394	355
CSC Holdings, FRN, 3M TSFR + 1.50%, 8.25%, 4/15/27	698	535
DirecTV Financing, FRN, 3M TSFR + 5.50%, 9.163%, 2/17/31	204	204
EW Scripps, FRN, 1M TSFR + 5.75%, 9.467%, 6/30/28	123	123
EW Scripps, FRN, 1M TSFR + 3.35%, 7.067%, 11/30/29	229	222
iHeartCommunications, FRN, 1M TSFR + 5.775%, 9.51%, 5/1/29	179	170
Lamar Media, FRN, 1M TSFR + 1.50%, 5.108%, 9/23/32	170	170
Level 3 Financing, FRN, 1M TSFR + 2.75%, 6.381%, 3/29/32	730	733
Oak-Eagle Acquireco, FRN, 1M TSFR + 3.50%, 3/24/33 (5)	375	376

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Radiate Holdco, FRN, (1.50% PIK and 1M TSFR + 3.50% cash), 7.23%, 9/25/29 (6)	180	163
Radiate Holdco, Closing Date Term Loan, FRN, 1M TSFR + 4.00%, 7.62%, 6/26/29	39	39
Radiate Holdco, Delayed Draw Term Commitment, FRN, 1M TSFR + 4.00%, 3.54%, 6/26/29 (7)	118	118
Sinclair Television Group, FRN, 1M TSFR + 3.30%, 7.035%, 12/31/29 (5)	140	126
Townsquare Media, FRN, 6M TSFR + 5.00%, 8.587%, 2/19/30	161	117
ViaSat, FRN, 1M TSFR + 4.50%, 8.223%, 3/2/29	163	164
Warner Brothers, FRN, 1M TSFR + 2.50%, 6/30/33 (5)	785	786
		4,812
Consumer Cyclical 0.4%
Autokiniton US Holdings, FRN, 1M TSFR + 4.00%, 7.735%, 4/6/28	405	404
Clarios Global, FRN, 1M TSFR + 2.50%, 6.098%, 1/28/32	373	373
Delta 2 (LUX), FRN, 3M TSFR + 1.75%, 5.45%, 9/10/31	195	195
EG America, FRN, 3M TSFR + 3.25%, 6.916%, 2/10/31	348	349
EOC Borrower, FRN, 1M TSFR + 2.75%, 6.37%, 3/24/32	212	213
Loire Finco Luxembourg, FRN, 1M TSFR + 4.00%, 7.62%, 1/21/30	56	56
Ontario Gaming GTA, FRN, 3M TSFR + 4.25%, 7.95%, 8/1/30	121	114
TKO Worldwide Holdings, FRN, 3M TSFR + 1.75%, 5.412%, 11/21/31	206	206
Wand NewCo 3, FRN, 1M TSFR + 2.50%, 6.12%, 1/30/31	168	168
		2,078
Consumer Non-Cyclical 0.7%
Bausch & Lomb, FRN, 1M TSFR + 3.75%, 7.37%, 1/15/31	650	652
Bausch Health, FRN, 1M TSFR + 6.25%, 9.87%, 10/8/30	452	436
Hologic, FRN, 3M TSFR + 5.00%, 8.679%, 4/10/34	1,515	1,504
Hologic, FRN, 3M TSFR + 2.25%, 5.924%, 4/7/33	308	305
LifePoint Health, FRN, 3M TSFR + 3.75%, 7.423%, 5/17/31	350	347
Opal Bidco, FRN, 3M TSFR + 3.00%, 6.70%, 4/28/32	652	652

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Paradigm Parent, FRN, 3M TSFR + 4.50%, 8.20%, 4/16/32	174	146
		4,042
Energy 0.2%
Hilcorp Energy I, FRN, 1M TSFR + 1.75%, 5.353%, 2/11/30	810	810
Prairie ECI Acquiror, FRN, 1M TSFR + 3.25%, 6.87%, 8/1/29	153	153
Venture Global Calcasieu Pass, FRN, 6M TSFR + 3.25%, 6.954%, 4/11/33	185	185
		1,148
Industrial Other 0.1%
Albion Financing 3, FRN, 3M TSFR + 3.00%, 6.632%, 5/21/31	257	258
		258
Technology 1.3%
Applied Systems, FRN, 3M TSFR + 4.50%, 8.20%, 2/23/32	1,081	1,068
Applied Systems, FRN, 3M TSFR + 2.25%, 5.95%, 2/24/31	436	432
Ascend Learning, FRN, 1M TSFR + 3.00%, 6.62%, 12/11/28	225	221
Athenahealth Group, FRN, 1M TSFR + 3.25%, 6.858%, 2/14/32	274	272
Avalara, FRN, 3M TSFR + 2.75%, 6.45%, 3/26/32	429	416
Cloud Software Group, FRN, 3M TSFR + 3.25%, 6.95%, 3/21/31	342	321
Cloud Software Group, FRN, 3M TSFR + 3.25%, 6.95%, 8/13/32	158	148
Coreweave Financing DDTL V, FRN, 1M TSFR + 4.50%, 3.20%, 11/17/31 (7)	15	15
Delta TopCo, FRN, 3M TSFR + 5.25%, 8.90%, 11/29/30	440	384
Disco Parent, FRN, 3M TSFR + 3.00%, 6.666%, 8/6/32	164	163
Ellucian Holdings, FRN, 1M TSFR + 2.50%, 6.12%, 10/9/29	158	156
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 8.37%, 11/22/32	1,011	986
Epicor Software, FRN, 1M TSFR + 2.50%, 6.12%, 5/30/31	345	340
Instructure Holdings, FRN, 3M TSFR + 2.75%, 6.44%, 11/13/31	268	256
Kaseya, FRN, 3M TSFR + 5.00%, 8.663%, 3/21/33	322	243
McAfee, FRN, 1M TSFR + 3.00%, 6.62%, 3/1/29	251	227
Neptune Bidco US, FRN, 3M TSFR + 5.00%, 8.769%, 2/3/33	305	301

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Project Alpha Intermediate Holding, FRN, 3M TSFR + 5.00%, 8.70%, 5/9/33	780	455
Proofpoint, FRN, 3M TSFR + 3.00%, 6.70%, 8/31/28	160	156
QualityTech, FRN, 1M TSFR + 3.50%, 7.114%, 11/4/31 (2)	50	50
RealPage, FRN, 3M TSFR + 3.00%, 6.961%, 4/24/28	170	164
Sabre GLBL, FRN, 1M TSFR + 6.00%, 9.72%, 11/15/29	50	42
UKG, FRN, 3M TSFR + 2.25%, 5.913%, 2/10/31	163	157
Vantor Holdings, FRN, 6M TSFR + 4.50%, 8.118%, 3/3/33	260	259
		7,232
Transportation 0.0%
Bettcher Industries, FRN, 3M TSFR + 4.00%, 7.66%, 4/15/33	229	230
		230
Total Industrial		24,912
UTILITY 0.1%
Electric 0.1%
Cogentrix Finance Holdco I, FRN, 1M TSFR + 2.25%, 5.87%, 2/26/32	150	151
Cornerstone Generation, FRN, 3M TSFR + 2.25%, 5.913%, 8/11/32	269	269
Talen Energy Supply, FRN, 1M TSFR + 2.50%, 6.125%, 12/15/31	192	191
Talen Energy Supply, FRN, 1M TSFR + 2.00%, 5.62%, 11/25/32	126	125
		736
Total Utility		736
Total Bank Loans (Cost $32,743)		31,890

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
CONVERTIBLE BONDS 0.1%
FINANCIAL INSTITUTIONS 0.1%
Banking 0.1%
JPMorgan Chase Financial, 0.50%, 6/15/27	465	559
		559
Total Financial Institutions		559
INDUSTRIAL 0.0%
Communications 0.0%
Cable One, 1.125%, 3/15/28	180	120
		120
Consumer Cyclical 0.0%
Rivian Automotive, 4.625%, 3/15/29	45	52
		52
Total Industrial		172
Total Convertible Bonds (Cost $753)		731
CONVERTIBLE PREFERRED STOCKS 0.2%
FINANCIAL INSTITUTIONS 0.0%
Brokerage Asset Managers Exchanges 0.0%
Ares Management, Series B, 6.75%, 10/1/27	3	114
		114
Total Financial Institutions		114
INDUSTRIAL 0.1%
Capital Goods 0.0%
Boeing, 6.00%, 10/15/27	2	160
		160

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Consumer Non-Cyclical 0.1%
Keurig Dr Pepper, Series A, PIPE , Acquisition Date: 12/24/25, Cost $334 (2)(3)(8)	—	327
		327
Total Industrial		487
MISCELLANEOUS 0.1%
Miscellaneous 0.1%
Acrisure, Series A-2 , Acquisition Date: 5/20/25, Cost $400 (2)(3)(8)	17	525
		525
Total Miscellaneous		525
UTILITY 0.0%
Electric 0.0%
Southern, Series A, 7.125%, 12/15/28 (8)	3	164
		164
Total Utility		164
Total Convertible Preferred Stocks (Cost $1,138)		1,290
CORPORATE BONDS 20.7%
FINANCIAL INSTITUTIONS 5.2%
Banking 1.7%
Bank of America, VR, 5.162%, 1/24/31 (9)	795	808
Bank of America, VR, 5.464%, 5/9/36 (9)	425	434
Bank of America, VR, 5.468%, 1/23/35 (9)	477	487
Bank of America, VR, 5.511%, 1/24/36 (9)	55	56
Barclays, VR, 5.785%, 2/25/36 (9)	215	219
CaixaBank, VR, 6.037%, 6/15/35 (1)(9)	1,000	1,044
Citigroup, VR, 4.952%, 5/7/31 (9)	825	830
Citigroup, VR, 5.174%, 9/11/36 (9)	280	279
Fifth Third Bancorp, VR, 5.141%, 1/29/37 (9)	485	475

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
ING Groep, VR, 5.42%, 3/23/37 (9)	605	606
Ipoteka-Bank ATIB, 6.45%, 10/9/30	530	532
JPMorgan Chase, VR, 4.81%, 10/22/36 (9)	350	340
JPMorgan Chase, VR, 5.148%, 4/23/37 (9)	1,130	1,123
Morgan Stanley, VR, 5.32%, 7/19/35 (9)	135	136
PNC Financial Services Group, VR, 5.373%, 7/21/36 (9)	200	202
Societe Generale, VR, 5.50%, 4/13/29 (1)(9)	800	811
Toronto-Dominion Bank, 4.928%, 10/15/35	320	315
Wells Fargo, VR, 2.572%, 2/11/31 (9)	115	107
Wells Fargo, VR, 6.491%, 10/23/34 (9)	410	444
		9,248
Brokerage Asset Managers Exchanges 0.2%
Hightower Holding, 9.125%, 1/31/30 (1)	145	150
Jane Street Group, 7.125%, 4/30/31 (1)	270	280
Jane Street Group / JSG Finance, 6.125%, 11/1/32 (1)	165	165
Jane Street Group / JSG Finance, 6.75%, 5/1/33 (1)	485	499
Osaic Holdings, 8.00%, 8/1/33 (1)	155	158
		1,252
Finance Companies 1.0%
Ares Capital, 5.10%, 1/15/31	35	34
Ares Capital, 5.55%, 1/15/30	280	279
Ares Capital, 5.80%, 3/8/32	55	55
Ares Capital, 5.95%, 7/15/29	76	77
Ares Strategic Income Fund, 5.45%, 9/9/28 (1)(10)	150	149
Blackstone Private Credit Fund, 5.25%, 4/1/30	425	413
Blackstone Private Credit Fund, 5.60%, 11/22/29	98	97
Blackstone Secured Lending Fund, 5.25%, 9/4/29	175	173
Blue Owl GP Stakes, 4.88%, 10/30/28, Acquisition Date: 10/9/25, Cost $430 (2)(3)	430	427
Cobra AcquisitionCo, 12.25%, 11/1/29 (1)	105	106
Golub Capital Private Credit Fund, 5.875%, 5/1/30	858	849
Midcap Financial Issuer Trust, 3M TSFR + 2.05%, 5.723%, 4/15/29, Acquisition Date: 12/22/25, Cost $550 (1)(3)	550	555

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (1)	400	400
Navient, 7.875%, 6/15/32	206	193
Navient, 9.375%, 7/25/30	450	459
Navient, 9.375%, 10/15/31	222	221
Navient, 11.50%, 3/15/31	225	239
OneMain Finance, 7.50%, 5/15/31	100	103
Sixth Street Lending Partners, 5.75%, 1/15/30	160	159
Sixth Street Lending Partners, 6.125%, 7/15/30	258	259
Sixth Street Specialty Lending, 5.625%, 8/15/30	274	272
Sixth Street Specialty Lending, 5.65%, 8/15/31	125	123
SLM, 5.625%, 8/1/33 (10)	96	78
		5,720
Financial Other 0.6%
Aldar Properties PJSC, VR, 6.623%, 4/15/55 (9)	540	531
Atlas Warehouse Lending, 4.95%, 11/15/30 (1)	250	246
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34	404	414
HA Sustainable Infrastructure Capital, VR, 7.125%, 11/15/56 (9)	294	296
HA Sustainable Infrastructure Capital, VR, 8.00%, 6/1/56 (9)	469	499
HAT Holdings I / HAT Holdings II, 3.75%, 9/15/30 (1)(10)	405	378
Howard Hughes, 5.875%, 3/1/32 (1)	222	218
Howard Hughes, 6.125%, 3/1/34 (1)	332	324
Inmobiliaria Vesta, 5.50%, 1/30/33 (1)	290	285
Petit Forestier, 5.34%, 6/10/30, Acquisition Date: 4/30/26, Cost $250 (2)(3)(11)	250	250
		3,441
Insurance 1.1%
Acrisure / Acrisure Finance, 7.50%, 11/6/30 (1)	25	25
Alliant Holdings Intermediate / Alliant Holdings Co-Issuer, 7.00%, 1/15/31 (1)	213	216
Alliant Holdings Intermediate / Alliant Holdings Co-Issuer, 7.375%, 10/1/32 (1)	520	516
Aspen Insurance Holdings, 5.75%, 7/1/30	255	263
Asurion / Asurion Co-Issuer, 8.00%, 12/31/32 (1)	540	563

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Asurion / Asurion Co-Issuer, 8.375%, 2/1/34 (1)	290	283
Centene, 4.625%, 12/15/29	805	784
GA Global Funding Trust, 5.50%, 4/1/32 (1)	700	695
Health Care Service, 5.875%, 6/15/54 (1)	565	541
Horseshoe Funding Trust I, 6.062%, 2/15/36 (1)	195	198
HUB International, 7.25%, 6/15/30 (1)	280	288
HUB International, 7.375%, 1/31/32 (1)	250	256
Jones DesLauriers Insurance Management, 6.875%, 10/1/33 (1)(10)	515	480
Jones DesLauriers Insurance Management, 8.50%, 3/15/30 (1)	160	163
Molina Healthcare, 6.50%, 2/15/31 (1)	95	97
Panther Escrow Issuer, 7.125%, 6/1/31 (1)	165	165
Reinsurance Group of America, 6.00%, 9/15/33	243	254
UnitedHealth Group, 5.30%, 6/15/35 (10)	265	270
UnitedHealth Group, 5.95%, 6/15/55	150	153
		6,210
Real Estate Investment Trusts 0.6%
Brixmor Operating Partnership, 4.85%, 2/15/33	85	84
Brixmor Operating Partnership, 5.20%, 4/1/32	225	227
Brixmor Operating Partnership, 5.375%, 6/15/36	315	314
Cofinimmo, 0.875%, 12/2/30 (EUR)	300	311
FIBRA Prologis, 5.50%, 11/26/35 (1)	230	224
MPT Operating Partnership / MPT Finance, 0.993%, 10/15/26 (EUR)	165	187
MPT Operating Partnership / MPT Finance, 8.50%, 2/15/32 (1)	195	203
Praemia Healthcare SACA, 3.875%, 6/5/32 (EUR)	200	230
Service Properties Trust, Zero Coupon, 9/30/28 (1)	180	167
Service Properties Trust, 8.625%, 11/15/31 (1)	430	454
Ventas Realty, 5.10%, 7/15/32	820	826
		3,227
Total Financial Institutions		29,098

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
INDUSTRIAL 13.1%
Basic Industry 0.5%
Anglo American Capital, 5.00%, 3/21/33 (1)	425	422
Arsenal AIC Parent, 11.50%, 10/1/31 (1)	160	173
Bond US Bidco 1 / Bidco 2 / Bidco 3 / German Bidco 1 / German Bidco 2, 7.125%, 6/15/33 (1)	200	202
Celanese US Holdings, 7.379%, 7/15/32	265	279
Ecolab, 5.15%, 6/15/33	345	350
GC Treasury Center, VR, 6.50% (1)(9)(12)	200	199
Nutrien, 4.85%, 5/29/31	390	391
Nutrien, 5.25%, 3/12/32	59	60
Nutrien, 5.40%, 6/21/34	29	29
SNF Group SACA, 4.50%, 3/15/32 (EUR)	465	551
WS Escrow, 7.75%, 6/1/33 (1)(11)	45	46
		2,702
Capital Goods 1.0%
Axon Enterprise, 6.125%, 3/15/30 (1)	90	92
Axon Enterprise, 6.25%, 3/15/33 (1)	270	276
Boeing, 3.75%, 2/1/50	752	550
Boeing, 6.858%, 5/1/54	952	1,075
Caterpillar Financial Services, Series L, 4.30%, 5/15/29	760	760
Eaton, 4.80%, 3/6/36	200	197
Flowserve, 5.70%, 5/15/36	383	386
Quikrete Holdings, 6.375%, 3/1/32 (1)	250	255
Quikrete Holdings, 6.75%, 3/1/33 (1)	150	152
Regal Rexnord, 6.05%, 4/15/28	40	41
Regal Rexnord, 6.30%, 2/15/30	580	605
Sword Purchaser, 8.25%, 4/15/33 (1)	250	258
Sword Purchaser, 10.50%, 4/15/34 (1)	105	109
TransDigm, 6.125%, 7/31/34 (1)	170	169
TransDigm, 6.75%, 1/31/34 (1)	155	159
TransDigm, 7.125%, 12/1/31 (1)	370	385

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Vertiv Holdings, 5.80%, 3/15/56	60	59
Xylem, 5.20%, 6/1/33	125	127
		5,655
Communications 2.8%
Altice France, 6.875%, 7/15/32 (1)	152	149
AT&T, 4.55%, 11/1/32	335	329
AT&T, 5.25%, 10/30/36	550	544
AT&T, 6.20%, 10/30/56	550	553
Axian Telecom Holding & Management, 7.25%, 7/11/30 (1)	270	273
Beignet Investor, 6.581%, 5/30/49 (1)	842	866
CCO Holdings / CCO Holdings Capital, 4.50%, 6/1/33 (1)(10)	175	150
CCO Holdings / CCO Holdings Capital, 7.00%, 2/1/33 (1)	235	230
CCO Holdings / CCO Holdings Capital, 7.375%, 3/1/31 (1)(10)	235	238
Charter Communications Operating / Charter Communications Operating Capital, 6.384%, 10/23/35	454	457
Charter Communications Operating / Charter Communications Operating Capital, 6.55%, 6/1/34	152	156
Clear Channel Outdoor Holdings, 7.125%, 2/15/31 (1)	105	109
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1)	163	164
Clear Channel Outdoor Holdings, 7.50%, 3/15/33 (1)	80	84
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (1)	160	160
CMG Media, 8.875%, 6/18/29 (1)	490	395
Connect Finco / Connect US Finco, 9.00%, 9/15/29 (1)	200	211
CSC Holdings, 5.50%, 4/15/27 (1)	200	144
CSC Holdings, 11.25%, 5/15/28 (1)	200	133
CSC Holdings, 11.75%, 1/31/29 (1)	200	126
DirecTV Financing, 10.00%, 2/15/31 (1)	170	178
Directv Financing / Directv Financing Co-Obligor, 9.25%, 6/1/32 (1)	190	195
Directv Financing, A1, 8.875%, 2/1/30 (1)	85	87
DISH DBS, 5.25%, 12/1/26 (1)	265	264
DISH DBS, 5.75%, 12/1/28 (1)	195	191
DISH DBS, 7.375%, 7/1/28	330	320

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
EchoStar, 10.75%, 11/30/29	700	761
EW Scripps, 9.875%, 8/15/30 (1)	280	268
Gray Media, 9.625%, 7/15/32 (1)	270	266
Level 3 Financing, 6.875%, 6/30/33 (1)	80	82
Level 3 Financing, 7.00%, 3/31/34 (1)	440	456
Meta Platforms, 5.25%, 5/15/36	350	350
Meta Platforms, 5.50%, 11/15/45	455	427
Meta Platforms, 5.625%, 11/15/55	702	647
Midas Opco Holdings, 5.625%, 8/15/29 (1)	175	170
NTT Finance, 5.171%, 7/16/32 (1)	200	201
OAK-Eagle Acquireco, 7.25%, 7/1/33 (1)	238	248
OAK-Eagle Acquireco, 8.75%, 7/1/34 (1)	180	190
Rogers Communications, 3.80%, 3/15/32	1,200	1,119
SBA Tower Trust, 4.831%, 10/15/29 (1)	505	504
Sirius XM Radio, 5.875%, 4/15/32 (1)	280	279
T-Mobile USA, 4.625%, 1/15/33	820	807
T-Mobile USA, 5.00%, 2/15/36 (10)	800	788
Univision Communications, 8.50%, 7/31/31 (1)	115	116
Univision Communications, 9.375%, 8/1/32 (1)	120	123
VEON Holdings, 3.375%, 11/25/27	610	600
Veon Midco, 6.95%, 6/1/31 (1)(11)	560	560
Viasat, 7.50%, 5/30/31 (1)	105	106
		15,774
Consumer Cyclical 1.2%
Advance Auto Parts, 7.00%, 8/1/30 (1)	245	252
Advance Auto Parts, 7.375%, 8/1/33 (1)	240	250
Airbnb, 4.65%, 3/16/31	330	330
Aptiv Swiss Holdings, 3.10%, 12/1/51	830	511
Carvana, 9.00%, 6/1/31, (14.00% PIK until 8/15/25 then 9.00% Cash to maturity) (1)(6)	349	385
Clarios Global / Clarios US Finance, 6.75%, 2/15/30 (1)	145	150
eG Global Finance, 12.00%, 11/30/28 (1)	200	213
Ferrari, 3.625%, 5/21/30 (EUR)	230	272

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Flutter Treasury DAC, 5.875%, 6/4/31 (1)	245	243
Ford Motor Credit, 5.73%, 9/5/30	270	273
General Motors Financial, 5.45%, 1/8/36 (10)	165	165
General Motors Financial, 6.40%, 1/9/33 (10)	154	164
GLP Capital / GLP Financing II, 5.25%, 2/15/33	550	540
Hyundai Capital America, 5.40%, 1/8/31 (1)	150	153
Match Group Holdings II, 6.125%, 9/15/33 (1)	234	230
NFL, 4.78%, 10/5/30, Acquisition Date: 6/27/25, Cost $335 (2)(3)	335	335
Nissan Motor, 7.50%, 7/17/30 (1)	215	223
Nissan Motor Acceptance, 6.125%, 9/30/30 (1)	220	217
Ontario Gaming GTA, 8.00%, 8/1/30 (1)	115	111
PetSmart / PetSmart Finance, 7.50%, 9/15/32 (1)	250	252
Rivian Holdings / Rivian / Rivian Automotive, 10.00%, 1/15/31 (1)	645	636
Six Flags Entertainment / Canada's Wonderland / Millennium Operations, 8.625%, 1/15/32 (1)	170	175
Voyager Parent, 9.25%, 7/1/32 (1)	213	226
Wand NewCo 3, 7.625%, 1/30/32 (1)	140	145
Yum! Brands, 5.375%, 4/1/32	100	100
		6,551
Consumer Non-Cyclical 1.9%
1261229 BC, 10.00%, 4/15/32 (1)	440	451
AbbVie, 5.40%, 3/15/54	765	735
Augusta SpinCo, 4.945%, 3/23/33	160	159
Augusta SpinCo, 5.245%, 3/23/36	290	290
BAT Capital, 5.35%, 8/15/32	320	329
Bon Secours Mercy Health, 3.464%, 6/1/30	200	192
CHS / Community Health Systems, 9.75%, 1/15/34 (1)	210	220
CHS / Community Health Systems, 10.875%, 1/15/32 (1)	187	202
Cigna Group, 4.50%, 9/15/30	160	159
CommonSpirit Health, 2.782%, 10/1/30	48	44
Constellation Brands, 4.85%, 5/6/31	315	315

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
CVS Health, 5.625%, 2/21/53	630	589
CVS Health, VR, 6.75%, 12/10/54 (9)	738	769
CVS Health, VR, 7.00%, 3/10/55 (9)	176	184
Galderma Finance Europe, 3.50%, 3/20/30 (EUR)	230	270
Health & Happiness H&H International Holdings, 9.125%, 7/24/28	630	661
Icon Investments Six DAC, 6.00%, 5/8/34	386	394
Imperial Brands Finance, 5.625%, 7/1/35 (1)	530	535
Imperial Brands Finance, 6.375%, 7/1/55 (1)	300	306
LifePoint Health, 7.00%, 5/1/34 (1)	275	268
LifePoint Health, 10.00%, 6/1/32 (1)(10)	538	550
Medline Borrower, 6.25%, 4/1/29 (1)	110	113
Medline Borrower / Medline Co-Issuer, 5.25%, 6/15/33 (1)	645	645
Newell Brands, 6.625%, 5/15/32 (10)	115	112
Newell Brands, 8.50%, 6/1/28 (1)	139	145
Opal Bidco, 6.50%, 3/31/32 (1)	375	382
Paradigm Parent & Paradigm Parent Co-Issuer, 8.75%, 4/17/32 (1)	165	151
Solventum, 5.90%, 4/30/54 (10)	434	429
Sutter Health, Series 2025, 5.213%, 8/15/32	125	128
Sutter Health, Series 2025, 5.537%, 8/15/35	390	403
Tenet Healthcare, 6.00%, 11/15/33 (1)	60	61
Tenet Healthcare, 6.875%, 11/15/31	125	133
Wolfspeed, 15.875%, 6/23/30, (9.88% Cash or 4.00% PIK) (1)(6)	259	287
		10,611
Energy 2.7%
Aethon III BR, 10.41%, 1/10/27, Acquisition Date: 9/5/25, Cost $328 (2)(3)	330	330
AmeriGas Partners / AmeriGas Finance, 9.50%, 6/1/30 (1)	81	87
Baker Hughes Holdings / Baker Hughes Co-Obligor, 5.85%, 6/15/56	555	554
Breakwater Energy Holdings, 9.25%, 11/15/30 (1)	250	265

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
BX Frontier Member II PP, 6.60%, 12/31/60, Acquisition Date: 3/12/26, Cost $474 (2)(3)	474	474
Cheniere Energy, 5.20%, 7/30/36 (1)	170	168
Cheniere Energy Partners, 3.25%, 1/31/32	90	83
Cheniere Energy Partners, 5.55%, 10/30/35	284	289
Cheniere Energy Partners, 5.75%, 8/15/34	37	38
Cheniere Energy Partners, 5.95%, 6/30/33	14	15
Cheniere Energy Partners, 6.05%, 11/30/56 (1)(11)	230	232
Civitas Resources, 9.625%, 6/15/33 (1)	375	417
Columbia Pipelines Operating, 5.507%, 5/15/36 (1)	240	243
Comstock Resources, 6.75%, 3/1/29 (1)	230	226
Crescent Energy Finance, 7.375%, 1/15/33 (1)	410	417
Crescent Energy Finance, 7.625%, 4/1/32 (1)	105	108
Crescent Energy Finance, 9.75%, 10/15/30 (1)	155	165
Diamondback Energy, 5.40%, 4/18/34	425	435
Diamondback Energy, 5.75%, 4/18/54	864	849
FS Luxembourg, 8.625%, 6/25/33	420	417
Harbour Energy, 6.327%, 4/1/35 (1)	920	947
Hilcorp Energy, 8.375%, 11/1/33 (1)	530	564
Hilcorp Energy I / Hilcorp Finance, 7.25%, 2/15/35 (1)	105	107
Matador Resources, 6.00%, 4/15/34 (1)	280	276
Matador Resources, 6.25%, 4/15/33 (1)	165	166
National Fuel Gas, 4.75%, 5/15/29 (11)	95	95
National Fuel Gas, 5.05%, 10/15/31 (11)	270	270
NGL Energy Operating / NGL Energy Finance, 8.375%, 2/15/32 (1)	175	184
Occidental Petroleum, 6.05%, 10/1/54	910	920
ONEOK, 5.05%, 11/1/34	514	505
ONEOK, 6.05%, 9/1/33	560	589
ONEOK Partners, 6.85%, 10/15/37	770	844
P&P Synergy SEC 1, 9.335%, 7/8/30, Acquisition Date: 12/1/25, Cost $280 (3)	280	284
Permian Resources Operating, 6.25%, 2/1/33 (1)	160	164
Permian Resources Operating, 9.875%, 7/15/31 (1)	108	114

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Prairie Acquiror, 9.00%, 8/1/29 (1)	190	198
Raizen Fuels Finance, 6.25%, 7/8/32 (13)	400	230
Raizen Fuels Finance, 6.45%, 3/5/34 (1)(13)	540	310
Range Resources, 4.75%, 2/15/30 (1)	95	93
Sunoco, 7.25%, 5/1/32 (1)	140	146
Tallgrass Energy Partners, 7.375%, 2/15/29 (1)	140	145
TPI Composites, 10.00%, 12/6/26, Acquisition Date: 1/6/26, Cost $21 (2)(3)	21	23
Transocean, 7.875%, 10/15/32 (1)	50	53
Transocean, 8.25%, 5/15/29 (1)	85	88
Transocean, 8.75%, 2/15/30 (1)	195	203
Transocean Aquila, 8.00%, 9/30/28 (1)	52	54
Venture Global LNG, VR, 9.00% (1)(9)(12)	530	524
Venture Global LNG, 9.50%, 2/1/29 (1)	245	267
Venture Global Plaquemines LNG, 6.125%, 12/15/30 (1)	90	92
Venture Global Plaquemines LNG, 6.50%, 1/15/34 (1)	135	141
Venture Global Plaquemines LNG, 7.50%, 5/1/33 (1)	150	166
Venture Global Plaquemines LNG, 7.75%, 5/1/35 (1)	350	393
		14,967
Industrial Other 0.2%
Albion Financing 1 / Aggreko Holdings, 7.00%, 5/21/30 (1)	200	207
Booz Allen Hamilton, 5.95%, 4/15/35	1,115	1,126
		1,333
Technology 2.7%
APLD ComputeCo 2, 6.75%, 3/15/31 (1)	280	282
Automatic Data Processing, 5.00%, 5/7/36	555	554
Clarivate Science Holdings, 4.875%, 7/1/29 (1)	53	49
Cloud Software Group, 9.00%, 9/30/29 (1)	525	519
Edged Compute, 7.50%, 4/30/31 (1)	300	301
Fidelity National Information Services, 4.80%, 3/10/31	625	620
Fiserv, 4.55%, 2/15/31	1,385	1,357
Flash Compute, 7.25%, 12/31/30 (1)	195	201

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Foundry JV Holdco, 6.10%, 1/25/36 (1)	200	210
Foundry JV Holdco, 6.20%, 1/25/37 (1)	200	211
Foundry JV Holdco, 6.40%, 1/25/38 (1)	1,530	1,633
HUT 8 DC, 6.192%, 11/15/42 (1)	610	617
Intel, 5.30%, 5/15/36	170	170
JSC Kaspi.kz, 6.25%, 3/26/30 (1)	805	816
McAfee, 7.375%, 2/15/30 (1)	285	244
Meridian Arc Holdco, 6.25%, 4/30/31 (1)	377	379
Minerva Merger, 6.50%, 2/15/30 (1)	240	231
Motorola Solutions, 5.40%, 4/15/34	150	152
Neptune Bidco, 9.29%, 4/15/29 (1)	140	143
Neptune Bidco, 10.375%, 5/15/31 (1)	540	564
Neptune Bidco US, 9.50%, 2/15/33 (1)	130	133
Oracle, 4.70%, 9/27/34	65	60
Oracle, 5.20%, 9/26/35	641	610
Oracle, 5.70%, 2/4/36	584	574
Oracle, 5.95%, 9/26/55	570	498
PR RNO Property Owner 1, 6.50%, 5/1/31 (1)	175	175
QTS Fayetteville I Dc1-2 / QTS TRS Fayetteville I DC1-2, 5.70%, 4/15/36 (1)	865	842
RD Michigan Property Owner I, 7.50%, 3/30/45 (1)	845	847
Salesforce, 2.90%, 7/15/51	195	115
Salesforce, 6.55%, 3/15/56	555	566
Stripe, Series A, 5.04%, 9/26/30, Acquisition Date: 9/16/25, Cost $570 (2)(3)	570	570
Synopsys, 5.70%, 4/1/55	400	390
UKG, 6.875%, 2/1/31 (1)	160	157
WULF Compute, 7.75%, 10/15/30 (1)	370	389
		15,179
Transportation 0.1%
Avis Budget Car Rental / Avis Budget Finance, 8.25%, 1/15/30 (1)	145	149
Heathrow Funding, 1.875%, 3/14/36 (EUR)	459	463

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Heathrow Funding, 3.875%, 1/16/38 (EUR)	100	115
		727
Total Industrial		73,499
LEISURE 0.0%
Consumer Cyclical 0.0%
Discovery Global Holdings, 4.279%, 3/15/32	15	13
Discovery Global Holdings, 5.05%, 3/15/42	275	196
		209
Total Leisure		209
UTILITY 2.4%
Electric 2.2%
AES, 5.80%, 3/15/32	680	691
AES Andes, 6.25%, 3/14/32 (1)	270	277
Alpha Generation, 6.75%, 10/15/32 (1)	230	235
CFE Fibra E, 5.875%, 9/23/40 (1)	197	193
Chile Electricity Lux Mpc II, 5.58%, 10/20/35 (1)	195	199
CHPE, 5.65%, 9/30/35, Acquisition Date: 8/22/25, Cost $200 (2)(3)	200	200
Constellation Energy Generation, 3.75%, 3/1/31 (1)	200	191
Constellation Energy Generation, 4.625%, 2/1/29 (1)	169	168
Constellation Energy Generation, 5.00%, 2/1/31 (1)	172	172
Edison International, 5.00%, 5/5/28	220	220
Eversource Energy, 5.95%, 7/15/34	364	381
FirstEnergy, 2.25%, 9/1/30	74	67
FirstEnergy, 2.65%, 3/1/30	390	361
FirstEnergy Pennsylvania Electric, 4.55%, 3/15/31 (1)	235	233
FirstEnergy Transmission, 5.00%, 1/15/35	150	148
Kentucky Utilities, 5.85%, 8/15/55	60	60
Louisville Gas & Electric, 5.85%, 8/15/55	60	61
Niagara Mohawk Power, 4.647%, 10/3/30 (1)	355	353
NRG Energy, 5.875%, 5/15/34 (1)	275	273
NRG Energy, 6.00%, 1/15/36 (1)	245	243

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Pacific Gas & Electric, 3.50%, 8/1/50	213	142
Pacific Gas & Electric, 4.95%, 7/1/50	205	172
Pacific Gas & Electric, 5.05%, 10/15/32	580	577
Pacific Gas & Electric, 5.90%, 10/1/54	134	127
Pacific Gas & Electric, 6.15%, 1/15/33	790	828
PacifiCorp, VR, 7.125%, 8/15/56 (9)	315	317
PG&E, VR, 6.85%, 9/15/56 (9)	280	279
PG&E, VR, 7.375%, 3/15/55 (9)	164	167
Public Service Co of Oklahoma, 5.45%, 1/15/36	695	702
San Diego Gas & Electric, Series DDDD, 5.20%, 3/15/36	195	195
Southern California Edison, 4.80%, 3/15/33	365	357
Southern California Edison, 4.95%, 9/15/31	400	400
Talen Energy Supply, 6.125%, 5/1/31 (1)	100	100
Talen Energy Supply, 6.25%, 2/1/34 (1)	270	269
Talen Energy Supply, 6.50%, 2/1/36 (1)	270	272
Vistra, VR, 8.00% (1)(9)(12)	154	155
Vistra, VR, 8.875% (1)(9)(12)	1,520	1,634
Vistra Operations, 5.70%, 12/30/34 (1)	16	16
Vistra Operations, 6.95%, 10/15/33 (1)	490	533
XPLR Infrastructure Operating Partners, 7.75%, 4/15/34 (1)	400	423
		12,391
Natural Gas 0.2%
APA Infrastructure, 5.125%, 9/16/34 (1)	244	241
Brooklyn Union Gas, 5.456%, 3/16/36 (1)	480	476
Sempra, 5.25%, 3/15/36	140	138
Southern California Gas, 5.45%, 6/15/35	265	272
		1,127
Total Utility		13,518
Total Corporate Bonds (Cost $115,969)		116,324

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 3.9%
Owned No Guarantee 0.4%
Comision Federal de Electricidad, 6.045%, 1/28/34 (1)	630	618
Petroleos Mexicanos, 6.75%, 9/21/47	325	273
Petroleos Mexicanos, 7.69%, 1/23/50	277	254
Petroleos Mexicanos, 10.00%, 2/7/33	1,220	1,432
		2,577
Sovereign 2.7%
Angola Government International Bonds, 9.375%, 3/31/33 (1)	575	602
Argentina Republic Government International Bonds, 5.00%, 7/9/35	1,230	948
Argentina Republic Government International Bonds, 1.00%, 7/9/29	616	556
Bahamas Government International Bonds, 8.25%, 6/24/36 (1)	495	553
Brazilian Government International Bonds, 7.25%, 1/12/56	840	841
Chile Government International Bonds, 3.10%, 5/7/41	1,065	813
Colombia Government International Bonds, 7.75%, 11/7/36	1,035	1,082
Costa Rica Government International Bonds, 6.001%, 1/16/36 (EUR) (1)	1,250	1,536
Eagle Funding Luxco, 5.50%, 8/17/30 (1)	590	593
Ecuador Government International Bonds, 8.75%, 1/29/34 (1)	895	909
Israel Government International Bonds, 5.50%, 3/12/34	583	593
Ivory Coast Government International Bonds, 8.075%, 4/1/36 (1)	885	965
Mexico Government International Bonds, 6.125%, 2/9/38	530	521
Montenegro Government International Bonds, 7.25%, 3/12/31	480	507
Montenegro Government International Bonds, 7.25%, 3/12/31 (1)	1,345	1,421
Romania Government International Bonds, 5.375%, 6/7/33 (EUR) (1)	300	354
Romania Government International Bonds, 5.75%, 7/4/36 (1)	260	248
Romanian Government International Bonds, 6.625%, 5/16/36 (1)	828	846

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Serbia International Bonds, 5.50%, 5/6/36 (1)	1,110	1,086
		14,974
Treasuries 0.8%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/33 (BRL)	16,565	2,745
Nigeria OMO Bills, 21.114%, 8/25/26 (NGN)	2,400,000	1,665
		4,410
Total Foreign Government Obligations & Municipalities (Cost $21,473)		21,961
MUNICIPAL SECURITIES 0.3%
Puerto Rico 0.3%
Puerto Rico Commonwealth, Series A1, GO, 5.625%, 7/1/27	4	4
Puerto Rico Commonwealth, Series A1, GO, 5.625%, 7/1/29	4	4
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/33	3	3
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/35	3	3
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/37	2	3
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/41	3	3
Puerto Rico Commonwealth, Series A, GO, Zero Coupon, 7/1/33	4	3
Puerto Rico Commonwealth, Series CW, GO, VR, 11/1/43 (14)	2,413	1,665
		1,688
Texas 0.0%
Port Beaumont Navigation District, Series B, 10.00%, 7/1/26 (1)	135	135
		135
Total Municipal Securities (Cost $1,584)		1,823
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 9.9%
Collateralized Mortgage Obligations 7.0%
Angel Oak Mortgage Trust, Series 2022-2, Class A1, CMO, ARM, 4.077%, 1/25/67 (1)	199	188
Angel Oak Mortgage Trust, Series 2022-6, Class A1, CMO, ARM, 4.30%, 7/25/67 (1)	221	220

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Angel Oak Mortgage Trust, Series 2023-6, Class A2, CMO, ARM, 6.50%, 12/25/67 (1)	71	71
Angel Oak Mortgage Trust, Series 2025-3, Class A1, CMO, ARM, 5.42%, 3/25/70 (1)	530	532
Bayview Opportunity Master Fund VI Trust, Series 2021-6, Class A5, CMO, ARM, 2.50%, 10/25/51 (1)	421	374
Bayview Opportunity Master Funding, Series 2020-1, Class A3, CMO, ARM, 3.285%, 5/28/50 (1)	100	89
BINOM Mortgage Loan Trust, Series 2026-NQM1, Class A1, CMO, ARM, 5.06%, 2/25/66 (1)	233	231
BRAVO Residential Funding Trust, Series 2026-NQM4, Class A1, CMO, ARM, 5.183%, 3/25/66 (1)	369	368
Chase Home Lending Mortgage Trust, Series 2024-RPL4, Class A1B, CMO, ARM, 3.375%, 12/25/64 (1)	22	19
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3, CMO, ARM, 2.50%, 8/25/50 (1)	74	65
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A4, CMO, ARM, 2.50%, 8/25/50 (1)	753	657
CLIP Trust, Series 2026-NQM1, Class A1, CMO, ARM, 5.221%, 5/25/71 (1)	377	377
COLT Mortgage Loan Trust, Series 2025-8, Class A1, CMO, ARM, 5.48%, 8/25/70 (1)	536	538
COLT Mortgage Loan Trust, Series 2025-INV2, Class A3, CMO, ARM, 5.954%, 2/25/70 (1)	459	461
COLT Mortgage Loan Trust, Series 2026-3, Class A1, CMO, ARM, 5.119%, 5/25/71 (1)	215	214
Connecticut Avenue Securities Trust, Series 2025-R01, Class 1M1, CMO, ARM, FRN, SOFR30A + 1.10%, 4.712%, 1/25/45 (1)	342	342
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, CMO, ARM, FRN, SOFR30A + 1.00%, 4.612%, 2/25/45 (1)	1,111	1,112
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1M1, CMO, ARM, FRN, SOFR30A + 1.05%, 4.662%, 2/25/46 (1)	393	393
Connecticut Avenue Securities Trust, Series 2026-R03, Class 2M1, CMO, ARM, FRN, SOFR30A + 1.25%, 4.862%, 4/25/46 (1)	850	850

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Cross Mortgage Trust, Series 2024-H6, Class A1, CMO, ARM, 5.129%, 9/25/69 (1)	154	154
Cross Mortgage Trust, Series 2025-H4, Class A1, CMO, ARM, 5.596%, 6/25/70 (1)	1,841	1,850
Cross Mortgage Trust, Series 2025-H5, Class A1B, CMO, ARM, 5.509%, 7/25/70 (1)	312	313
Cross Mortgage Trust, Series 2026-NQM3, Class A1, CMO, ARM, 5.125%, 3/25/71 (1)	1,160	1,157
Cross Mortgage Trust, Series 2026-NQM6, Class A2, CMO, ARM, 5.521%, 5/25/71 (1)	293	292
Deephaven Residential Mortgage Trust, Series 2026-INV2, Class A1, CMO, ARM, 5.483%, 2/25/71 (1)	402	403
EFMT, Series 2024-INV2, Class A1, CMO, ARM, 5.035%, 10/25/69 (1)	766	764
EFMT, Series 2024-INV2, Class A2, CMO, ARM, 5.289%, 10/25/69 (1)	81	81
EFMT, Series 2025-INV1, Class A1, CMO, ARM, 5.626%, 3/25/70 (1)	141	141
EFMT, Series 2025-INV2, Class A1, CMO, ARM, 5.387%, 5/26/70 (1)	245	246
EFMT, Series 2025-NQM3, Class A1, CMO, ARM, 5.494%, 8/25/70 (1)	1,128	1,130
EFMT, Series 2026-NQM4, Class A1, CMO, ARM, 5.466%, 4/25/71 (1)	233	234
EFMT, Series 2026-NQM4, Class A2, CMO, ARM, 5.669%, 4/25/71 (1)	686	687
Ellington Financial Mortgage Trust, Series 2025-NQM6, Class A1, CMO, ARM, 5.001%, 12/25/70 (1)	141	140
Freddie Mac STACR REMIC Trust, Series 2022-DNA3, Class M1B, CMO, ARM, FRN, SOFR30A + 2.90%, 6.512%, 4/25/42 (1)	2,200	2,235
Freddie Mac STACR REMIC Trust, Series 2022-DNA5, Class M1B, CMO, ARM, FRN, SOFR30A + 4.50%, 8.112%, 6/25/42 (1)	150	155
Freddie Mac STACR REMIC Trust, Series 2022-DNA6, Class M1B, CMO, ARM, FRN, SOFR30A + 3.70%, 7.312%, 9/25/42 (1)	1,385	1,430

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Freddie Mac STACR REMIC Trust, Series 2025-DNA3, Class M1, CMO, ARM, FRN, SOFR30A + 1.10%, 4.712%, 9/25/45 (1)	295	295
Freddie Mac STACR REMIC Trust, Series 2025-HQA1, Class A1, CMO, ARM, FRN, SOFR30A + 0.95%, 4.562%, 2/25/45 (1)	101	101
Freddie Mac STACR REMIC Trust, Series 2025-HQA1, Class M1, CMO, ARM, FRN, SOFR30A + 1.15%, 4.762%, 2/25/45 (1)	270	269
Freddie Mac STACR REMIC Trust, Series 2026-DNA2, Class M1, CMO, ARM, FRN, SOFR30A + 1.20%, 4.812%, 3/25/46 (1)	195	195
Freddie Mac STACR REMIC Trust, Series 2026-HQA1, Class A1, CMO, ARM, FRN, SOFR30A + 1.00%, 4.643%, 5/25/46 (1)	310	310
GCAT Trust, Series 2025-NQM1, Class A1, CMO, ARM, 5.373%, 11/25/69 (1)	326	327
GCAT Trust, Series 2026-NQM2, Class A1, CMO, ARM, Zero Coupon, 2/25/71 (1)	939	941
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4, CMO, ARM, 2.50%, 2/25/52 (1)	368	302
HOMES Trust, Series 2024-AFC1, Class A1, CMO, ARM, 5.224%, 8/25/59 (1)	199	199
HOMES Trust, Series 2025-NQM2, Class A1, CMO, ARM, 5.425%, 2/25/70 (1)	298	299
HOMES Trust, Series 2026-AFC1, Class A1, CMO, ARM, 4.846%, 2/25/61 (1)	599	594
HOMES Trust, Series 2026-NQM2, Class A1, CMO, ARM, 5.488%, 1/25/71 (1)	691	694
HOMES Trust, Series 2026-NQM3, Class A2, CMO, ARM, 5.465%, 4/27/71 (1)	568	567
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1, CMO, ARM, 1.073%, 9/25/56 (1)	694	586
JP Morgan Mortgage Trust, Series 2016-3, Class B3, CMO, ARM, 3.311%, 10/25/46 (1)	49	48
JP Morgan Mortgage Trust, Series 2017-2, Class B5, CMO, ARM, 3.651%, 5/25/47 (1)	299	269
JP Morgan Mortgage Trust, Series 2017-5, Class B2, CMO, ARM, 4.708%, 10/26/48 (1)	159	159

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
JP Morgan Mortgage Trust, Series 2020-5, Class B2, CMO, ARM, 3.567%, 12/25/50 (1)	170	150
JP Morgan Mortgage Trust, Series 2020-LTV1, Class B1A, CMO, ARM, 3.217%, 6/25/50 (1)	166	146
JP Morgan Mortgage Trust, Series 2023-DSC2, Class A1, CMO, ARM, 5.25%, 11/25/63 (1)	154	153
JP Morgan Mortgage Trust, Series 2025-HE3, Class A1, CMO, ARM, FRN, SOFR30A + 1.35%, 4.975%, 3/20/56 (1)	49	49
JP Morgan Mortgage Trust, Series 2025-NQM3, Class A1, CMO, ARM, 5.495%, 11/25/65 (1)	1,099	1,102
MFA Trust, Series 2023-INV2, Class A2, CMO, ARM, 7.177%, 10/25/58 (1)	70	70
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (1)	106	106
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (1)	265	265
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-NQM4, Class A1, CMO, ARM, 5.075%, 3/25/71 (1)	383	381
New Residential Mortgage Loan Trust, Series 2025-NQM4, Class A1, CMO, ARM, 5.35%, 7/25/65 (1)	398	398
New Residential Mortgage Loan Trust, Series 2026-NQM4, Class A1, CMO, ARM, 5.003%, 2/25/66 (1)	448	445
NYMT Loan Trust, Series 2025-INV1, Class A1, CMO, ARM, 5.402%, 4/25/60 (1)	878	878
NYMT Loan Trust, Series 2026-INV2, Class A1, CMO, ARM, 5.475%, 4/25/61 (1)	354	354
OBX Trust, Series 2020-EXP2, Class A8, CMO, ARM, 3.00%, 5/25/60 (1)	18	16
OBX Trust, Series 2020-EXP3, Class 1A9, CMO, ARM, 3.00%, 1/25/60 (1)	132	115
OBX Trust, Series 2024-HYB1, Class A1, CMO, ARM, 3.65%, 3/25/53 (1)	132	132
OBX Trust, Series 2025-NQM14, Class A1B, CMO, ARM, 5.162%, 7/25/65 (1)	656	654
OBX Trust, Series 2025-NQM6, Class A1, CMO, ARM, 5.603%, 3/25/65 (1)	997	1,002
OBX Trust, Series 2026-NQM4, Class A1, CMO, ARM, 5.173%, 2/25/66 (1)	98	98

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
OBX Trust, Series 2026-NQM5, Class A1, CMO, ARM, 5.321%, 1/25/66 (1)	504	505
OBX Trust, Series 2026-R1, Class A1, CMO, ARM, 4.884%, 1/25/63 (1)	774	766
RCKT Mortgage Trust, Series 2024-CES8, Class A1A, CMO, ARM, 5.49%, 11/25/44 (1)	137	137
RCKT Mortgage Trust, Series 2025-CES3, Class A1A, CMO, ARM, 5.553%, 3/25/55 (1)	962	964
Santander Mortgage Asset Receivable Trust, Series 2025-NQM2, Class A1, CMO, ARM, 5.732%, 2/25/65 (1)	478	481
Sequoia Mortgage Trust, Series 2019-5, Class B3, CMO, ARM, 3.708%, 12/25/49 (1)	392	359
Sequoia Mortgage Trust, Series 2024-HYB1, Class A1A, CMO, ARM, 4.47%, 11/25/63 (1)	186	186
SG Residential Mortgage Trust, Series 2026-3, Class A1, CMO, ARM, 5.188%, 4/25/66 (1)	642	640
Towd Point Mortgage Trust, Series 2024-2, Class A1B, CMO, ARM, 4.886%, 12/25/64 (1)	242	244
Towd Point Mortgage Trust, Series 2024-3, Class A1B, CMO, ARM, 4.978%, 7/25/65 (1)	66	66
Towd Point Mortgage Trust, Series 2024-5, Class A1B, CMO, ARM, 4.62%, 10/25/64 (1)	1,087	1,081
Towd Point Mortgage Trust, Series 2025-1, Class A1A, CMO, ARM, 4.803%, 6/25/65 (1)	472	476
Towd Point Mortgage Trust, Series 2025-1, Class A1B, CMO, ARM, 4.803%, 6/25/65 (1)	238	239
Towd Point Mortgage Trust, Series 2026-1, Class A1A, CMO, ARM, 4.102%, 1/25/66 (1)	493	486
Verus Securitization Trust, Series 2021-R3, Class A1, CMO, ARM, 1.02%, 4/25/64 (1)	17	17
Verus Securitization Trust, Series 2025-2, Class A1, CMO, ARM, 5.307%, 3/25/70 (1)	495	496
Verus Securitization Trust, Series 2025-INV1, Class A3, CMO, ARM, 5.953%, 2/25/70 (1)	229	230
Vista Point Securitization Trust, Series 2020-1, Class B1, CMO, ARM, 5.375%, 3/25/65 (1)	580	578
Vista Point Securitization Trust, Series 2020-2, Class A1, CMO, ARM, 1.475%, 4/25/65 (1)	7	6
		39,139

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Commercial Mortgage-Backed Securities 2.9%
Bank, Series 2024-BNK47, Class A5, ARM, 5.716%, 6/15/57	254	265
Bank5, Series 2024-5YR10, Class AS, ARM, 5.637%, 10/15/57	1,155	1,167
Bank5, Series 2024-5YR12, Class AS, ARM, 6.122%, 12/15/57	315	323
Bank5, Series 2024-5YR8, Class AS, ARM, 6.378%, 8/15/57	965	999
Benchmark Mortgage Trust, Series 2019-B13, Class A4, ARM, 2.952%, 8/15/57	640	604
Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228%, 5/15/56	255	264
BFLD Commercial Mortgage Trust, Series 2025-5MW, Class C, ARM, 5.451%, 10/10/42 (1)	220	220
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364%, 2/15/57	960	993
BSREP Commercial Mortgage Trust, Series 2021-DC, Class C, FRN, 1M TSFR + 1.66%, 5.292%, 8/15/38 (1)	132	118
BX Commercial Mortgage Trust, Series 2024-GPA3, Class B, ARM, FRN, 1M TSFR + 1.64%, 5.269%, 12/15/39 (1)	86	86
BX Commercial Mortgage Trust, Series 2024-MDHS, Class A, FRN, 1M TSFR + 1.64%, 5.268%, 5/15/41 (1)	85	85
BX Commercial Mortgage Trust, Series 2024-MDHS, Class B, FRN, 1M TSFR + 1.84%, 5.468%, 5/15/41 (1)	101	102
BX Commercial Mortgage Trust, Series 2024-SLCT, Class B, ARM, FRN, 1M TSFR + 1.79%, 5.42%, 1/15/42 (1)	100	100
BX Commercial Mortgage Trust, Series 2024-SLCT, Class C, ARM, FRN, 1M TSFR + 2.39%, 6.019%, 1/15/42 (1)	165	165
BX Commercial Mortgage Trust, Series 2026-CSMO, Class C, ARM, FRN, 1M TSFR + 2.00%, 5.627%, 2/15/43 (1)	100	101
BX Trust, Series 2025-ROIC, Class B, ARM, FRN, 1M TSFR + 1.39%, 5.021%, 3/15/30 (1)	810	807
BX Trust, Series 2025-TAIL, Class A, ARM, FRN, 1M TSFR + 1.40%, 5.027%, 6/15/35 (1)	190	190
BX Trust, Series 2025-VOLT, Class A, ARM, FRN, 1M TSFR + 1.70%, 5.327%, 12/15/44 (1)	615	615
BX Trust, Series 2025-VOLT, Class B, ARM, FRN, 1M TSFR + 2.10%, 5.727%, 12/15/44 (1)	460	460
BX Trust, Series 2026-CLS, Class B, ARM, FRN, 1M TSFR + 1.70%, 5.327%, 5/15/43 (1)	115	115

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
BX Trust, Series 2026-CLS, Class C, ARM, FRN, 1M TSFR + 2.35%, 5.977%, 5/15/43 (1)	100	100
BX Trust, Series 2026-PNDA, Class B, ARM, FRN, 1M TSFR + 1.50%, 5.15%, 5/15/43 (1)	375	376
CENT Trust, Series 2025-CITY, Class A, ARM, 4.92%, 7/10/40 (1)	645	646
Commercial Mortgage Trust, Series 2016-CR28, Class B, ARM, 4.576%, 2/10/49	38	37
CONE Trust, Series 2024-DFW1, Class A, ARM, FRN, 1M TSFR + 1.64%, 5.269%, 8/15/41 (1)	120	119
CSAIL Commercial Mortgage Trust, Series 2019-C18, Class C, ARM, 3.908%, 12/15/52	145	134
Extended Stay America Trust, Series 2025-ESH, Class C, ARM, FRN, 1M TSFR + 1.85%, 5.477%, 10/15/42 (1)	313	314
Hilt Commercial Mortgage Trust, Series 2024-ORL, Class B, FRN, 1M TSFR + 1.94%, 5.568%, 5/15/37 (1)	140	140
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class B, ARM, 5.758%, 1/13/40 (1)	730	745
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class A, ARM, FRN, 1M TSFR + 1.84%, 5.469%, 9/15/41 (1)	240	240
ILPT Commercial Mortgage Trust, Series 2022-LPFX, Class C, ARM, 3.824%, 3/15/32 (1)	100	90
Manhattan West Mortgage Trust, Series 2026-2MW, Class B, ARM, 5.718%, 6/10/48 (1)	1,095	1,101
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, ARM, 6.014%, 12/15/56	550	583
New Economy Assets Phase 1 Sponsor, Series 2021-1, Class B1, 2.41%, 10/20/61 (1)	100	64
NYC Trust, Series 2026-9W57, Class B, ARM, 5.353%, 6/6/40 (1)	1,360	1,359
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A1, ARM, 3.93%, 1/12/60 (CAD) (1)	1,303	947
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A2, ARM, 4.40%, 1/12/60 (CAD) (1)	1,690	1,235
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, FRN, 1M TSFR + 1.74%, 5.368%, 5/15/39 (1)	100	100
VNDO Trust, Series 2016-350P, Class D, ARM, 3.903%, 1/10/35 (1)	105	105

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, ARM, 5.937%, 3/15/40 (1)	100	100
		16,314
Total Non-U.S. Government Mortgage-Backed Securities (Cost $55,317)		55,453
PREFERRED STOCKS 0.1%
FINANCIAL INSTITUTIONS 0.1%
Insurance 0.1
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $246 (2)(3)(8)	—	249
Navacord, Acquisition Date: 2/4/26, Cost $498 (CAD) (2)(3)(8)	—	438
		687
Total Financial Institutions		687
Total Preferred Stocks (Cost $693)		687
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 25.2%
U.S. Government Agency Obligations 20.1%
Federal Home Loan Mortgage
1.50%, 4/1/41	50	42
2.00%, 3/1/42 - 4/1/52	10,861	5,444
2.50%, 10/1/36 - 1/1/54	19,320	11,789
3.00%, 1/1/33 - 7/1/52	4,993	4,420
3.50%, 10/1/47 - 6/1/52	1,536	1,413
4.00%, 11/1/37 - 10/1/52	739	703
4.50%, 10/1/48 - 10/1/53	917	887
5.00%, 11/1/52 - 2/1/56	7,151	7,076
5.50%, 8/1/53 - 10/1/55	6,033	6,095
6.00%, 2/1/53 - 8/1/55	7,115	7,312
6.50%, 9/1/54 - 9/1/55	1,089	1,136
Federal National Mortgage Assn.
1.50%, 3/1/36 - 1/1/42	825	740
2.00%, 9/1/36 - 4/1/52	23,648	13,560

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
2.50%, 1/1/42 - 1/1/54	2,192	1,861
3.00%, 12/1/32 - 9/1/52	5,033	4,518
3.50%, 5/1/35 - 8/1/53	4,241	3,897
4.00%, 11/1/37 - 6/1/53	4,073	3,843
4.50%, 12/1/43 - 2/1/54	2,434	2,361
5.00%, 11/1/44 - 12/1/54	1,345	1,334
5.50%, 7/1/53 - 11/1/55	5,069	5,117
6.00%, 12/1/52 - 7/1/55	1,963	2,026
6.50%, 1/1/53 - 8/1/55	1,371	1,430
UMBS, TBA (15)
2.00%, 6/18/40 - 6/11/56	7,440	6,159
2.50%, 6/16/41 - 6/11/56	3,980	3,453
3.00%, 6/11/56	2,430	2,122
3.50%, 6/11/56	2,330	2,118
4.00%, 6/11/56	2,360	2,209
4.50%, 6/11/56	2,230	2,140
5.00%, 6/11/56	2,520	2,479
5.50%, 6/11/56	3,205	3,219
6.00%, 6/11/56	1,485	1,516
6.50%, 6/11/56	630	655
		113,074
U.S. Government Obligations 5.1%
Government National Mortgage Assn.
2.00%, 12/20/50 - 3/20/52	6,305	3,964
2.50%, 8/20/50 - 4/20/52	11,471	4,646
3.00%, 11/20/46 - 6/20/52	3,296	2,933
3.50%, 3/20/46 - 10/20/52	2,053	1,891
4.00%, 6/20/47 - 10/20/52	2,157	2,036
4.50%, 6/20/47 - 7/20/53	1,743	1,684
5.00%, 8/20/47 - 12/20/54	1,609	1,601
5.50%, 4/20/48	27	27
6.00%, 9/20/52 - 12/20/52	357	368
Government National Mortgage Assn., TBA (15)

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
2.00%, 6/22/56	1,330	1,091
2.50%, 6/22/56	1,905	1,629
3.50%, 6/23/55	305	275
4.50%, 6/22/56	2,155	2,073
5.00%, 6/22/56	1,915	1,891
5.50%, 6/22/56	2,195	2,209
6.00%, 6/22/56	275	280
		28,598
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $140,752)		141,672
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 24.4%
U.S. Treasury Obligations 24.4%
U.S. Treasury Bonds, 1.125%, 5/15/40	395	248
U.S. Treasury Bonds, 1.375%, 11/15/40	4,475	2,875
U.S. Treasury Bonds, 1.75%, 8/15/41	190	127
U.S. Treasury Bonds, 2.375%, 2/15/42	2,385	1,730
U.S. Treasury Bonds, 3.25%, 5/15/42	130	107
U.S. Treasury Bonds, 3.625%, 2/15/53	30	24
U.S. Treasury Bonds, 3.625%, 5/15/53	640	507
U.S. Treasury Bonds, 3.875%, 2/15/43	115	101
U.S. Treasury Bonds, 3.875%, 5/15/43	2,020	1,777
U.S. Treasury Bonds, 4.00%, 11/15/42	155	139
U.S. Treasury Bonds, 4.00%, 11/15/52	1,920	1,630
U.S. Treasury Bonds, 4.125%, 8/15/44	17,635	15,869
U.S. Treasury Bonds, 4.25%, 2/15/54	5,170	4,578
U.S. Treasury Bonds, 4.25%, 8/15/54	13,375	11,847
U.S. Treasury Bonds, 4.50%, 2/15/44	340	322
U.S. Treasury Bonds, 4.625%, 5/15/54	425	401
U.S. Treasury Bonds, 4.625%, 11/15/44	6,215	5,962
U.S. Treasury Bonds, 4.625%, 2/15/55	10,195	9,615
U.S. Treasury Bonds, 4.75%, 8/15/55	360	347

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
U.S. Treasury Bonds, 4.75%, 11/15/43	655	641
U.S. Treasury Bonds, 4.75%, 5/15/55	1,795	1,728
U.S. Treasury Bonds, 4.75%, 2/15/45 (16)	9,910	9,650
U.S. Treasury Bonds, 5.00%, 5/15/45	2,185	2,194
U.S. Treasury Notes, 3.50%, 2/15/33	340	325
U.S. Treasury Notes, 3.75%, 8/31/31	4,490	4,402
U.S. Treasury Notes, 3.75%, 12/31/30	5,955	5,861
U.S. Treasury Notes, 4.00%, 5/31/30	415	413
U.S. Treasury Notes, 4.00%, 2/28/30	2,015	2,008
U.S. Treasury Notes, 4.00%, 2/15/34	2,110	2,065
U.S. Treasury Notes, 4.125%, 8/31/30	1,130	1,130
U.S. Treasury Notes, 4.125%, 3/31/32	1,260	1,255
U.S. Treasury Notes, 4.125%, 8/15/53	2,505	2,172
U.S. Treasury Notes, 4.125%, 7/31/31	4,700	4,693
U.S. Treasury Notes, 4.125%, 2/29/32	10,890	10,847
U.S. Treasury Notes, 4.25%, 5/15/35	905	895
U.S. Treasury Notes, 4.25%, 8/15/35	1,420	1,403
U.S. Treasury Notes, 4.25%, 11/15/34	3,270	3,242
U.S. Treasury Notes, 4.375%, 8/15/43	1,805	1,690
U.S. Treasury Notes, 4.375%, 1/31/32 (16)	10,905	11,002
U.S. Treasury Notes, 4.50%, 12/31/31 (16)	7,475	7,589
U.S. Treasury Notes, 4.875%, 10/31/30	3,340	3,440
		136,851
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $139,484)		136,851
SHORT-TERM INVESTMENTS 1.6%
Money Market Funds 1.1%
T. Rowe Price Government Reserve Fund, 3.67% (17)(18)	6,279	6,279
		6,279

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Commercial Paper 0.5%
CRF Sequoia, 0.000% (3)(19)	2,425	2,425
		2,425
Total Short-Term Investments (Cost $8,704)		8,704
SECURITIES LENDING COLLATERAL 0.4%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.4%
Money Market Funds 0.4%
T. Rowe Price Treasury Reserve Fund, 3.67% (17)(18)	2,017	2,017
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		2,017
Total Securities Lending Collateral (Cost $2,017)		2,017

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s, except for contracts)

OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%

Counterparty	Description	Contracts	Notional Amount	$ Value
Bank of America	Credit Default Swap, Protection Bought (Relevant Credit: Markit CDX.NA.IG.S46, 5 Year Index 6/20/31), Pay 1.00% Quarterly, Receive upon credit default, 7/15/26 @ 0.60% *(8)	1	54,800	23
Bank of America	Credit Default Swap, Protection Bought (Relevant Credit: iTraxx Europe S45, 5 Year Index 6/20/31), Pay 1.00% Quarterly, Receive upon credit default, 6/17/26 @ 0.65% *(8)	1	72,000	9
Barclays Bank	2 Year Interest Rate Swap, 1/12/29 Receive Fixed 2.50% Annually, Pay Variable 3.63% (SOFR) Annually, 1/8/27 @ 2.50% (8)	2	274,300	101
Barclays Bank	Credit Default Swap, Protection Bought (Relevant Credit: Markit CDX.NA.HY.S46, 5 Year Index 6/20/31), Pay 5.00% Quarterly, Receive upon credit default, 8/19/26 @ 1.05% *(8)	1	22,300	92

T. ROWE PRICE TOTAL RETURN ETF

Counterparty	Description	Contracts	Notional Amount	$ Value
Wells Fargo	State Street SPDR S&P Regional Banking ETF, Put, 6/18/26 @ $68.00 (8)	327	2,276	27
Total Options Purchased (Cost $866)				252

Total Investments in Securities 106.4% of Net Assets (Cost $599,152)	$597,582

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
*	Exercise Spread
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $177,668 and represents 31.6% of net assets.

(2)	See Note 2. Level 3 in fair value hierarchy.
(3)
Security cannot be offered for public resale without first being registered under the
Securities Act of 1933 and related rules ("restricted security").  Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.  The fund may have registration rights for certain restricted securities.  Any costs related to such registration are generally borne by the issuer.  The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $7,605 and represents 1.4% of net assets.

(4)
Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.

(5)	All or a portion of this loan is unsettled as of May 31, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(6)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7)
All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized.  The fund's total unfunded commitments at
May 31, 2026, was $88 and was valued at $88 (0.0% of net assets).

(8)	Non-income producing
(9)
Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(10)	See Note 4. All or a portion of this security is on loan at May 31, 2026.
(11)	When-issued security.

T. ROWE PRICE TOTAL RETURN ETF

(12)	Perpetual security with no stated maturity date.
(13)	Issuer has failed to make a scheduled interest and/or principal payment or is in default.
(14)	Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board's Certified Fiscal Plan.
(15)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $35,518 and represents 6.3% of net assets.
(16)	At May 31, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(17)	Seven-day yield
(18)	Affiliated Companies
(19)
Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period-end amounts to $2,425 and represents 0.4% of net assets.

1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
6M TSFR	Six month term SOFR (Secured overnight financing rate)
ARM
Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CLP	Chilean Peso
CMO	Collateralized Mortgage Obligation
CNH	Offshore China Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
ETF	Exchange-Traded Fund
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
GO	General Obligation
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee

T. ROWE PRICE TOTAL RETURN ETF

JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PHP	Philippines Peso
PIK	Payment-in-kind
PIPE	Private Investment in Public Equity
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
SOFR	Secured overnight financing rate
SOFR30A	30-day Average term SOFR (Secured Overnight Financing Rate)
TBA	To-Be-Announced
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UMBS	Uniform Mortgage-Backed Securities
USD	U.S. Dollar
VR
Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

ZAR	South African Rand

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s, except for contracts)

OPTIONS WRITTEN 0.0%
OTC Options Written 0.0%

Counterparty	Description	Contracts	Notional Amount	$ Value
Bank of America	Credit Default Swap, Protection Bought (Relevant Credit: iTraxx Europe S45, 5 Year Index 6/20/31), Pay 1.00% Quarterly, Receive upon credit default, 6/17/26 @ 0.80% * (EUR)	1	72,000	(2)
Bank of America	Credit Default Swap, Protection Bought (Relevant Credit: Markit CDX.NA.IG.S46, 5 Year Index 6/20/31), Pay 1.00% Quarterly, Receive upon credit default, 7/15/26 @ 0.75% *	1	54,800	(9)
Barclays Bank	2 Year Interest Rate Swap, 1/12/29 Receive Fixed 2.00% Annually, Pay Variable 3.63% (SOFR) Annually, 1/8/27 @ 2.00%	2	274,300	(43)

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s, except for contracts)
Counterparty	Description	Contracts	Notional Amount	$ Value
Barclays Bank	Credit Default Swap, Protection Bought (Relevant Credit: Markit CDX.NA.HY.S46, 5 Year Index 6/20/31), Pay 5.00% Quarterly, Receive upon credit default, 8/19/26 @ 0.99% *	1	22,300	(26)
Goldman Sachs	iShares iBoxx USD High Yield Corporate Bond ETF, Call, 6/18/26 @ $80.00	175	1,405	(6)
Goldman Sachs	iShares iBoxx USD High Yield Corporate Bond ETF, Put, 6/18/26 @ $80.00	175	1,405	(6)
UBS AG	iShares iBoxx USD High Yield Corporate Bond ETF, Call, 6/18/26 @ $79.00	175	1,405	(21)
UBS AG	iShares iBoxx USD High Yield Corporate Bond ETF, Put, 6/18/26 @ $79.00	175	1,405	(2)
Total OTC Options Written (Premiums $(329))				(115)
Total Options Written (Premiums $(329))				(115)

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)

SWAPS 0.4%

Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
BILATERAL SWAPS 0.3%
Credit Default Swaps, Protection Sold 0.3%
Goldman Sachs, Protection Sold (Relevant Credit: Carvana Co., Caa1*), Receive 5.00% Quarterly, Pay upon credit default, 12/20/30	8	1	1	—
Goldman Sachs, Protection Sold (Relevant Credit: Markit CDX.NA.IG.S45, 10 Year Index), Receive 1.00% Quarterly, Pay upon credit default, 12/20/30	65,925	2,427	2,209	218
Goldman Sachs, Protection Sold (Relevant Credit: Markit CMBX.NA.BBB-.17, 30 Year Index), Receive 3.00% Monthly, Pay upon credit default, 12/15/56	4,588	(651)	(521)	(130)
JP Morgan, Protection Sold (Relevant Credit: Carvana Co., Caa1*), Receive 5.00% Quarterly, Pay upon credit default, 12/20/30	8	1	1	—
Total Bilateral Credit Default Swaps, Protection Sold			1,690	88

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
Total Return Swaps 0.0%
JP Morgan, Receive Underlying Reference: Apollo Debt Solutions BDC At Maturity, Pay Variable 3.63% (SOFR + 0.48%) At Maturity, 8/12/26	510	1	(4)	5
JP Morgan, Receive Underlying Reference: ARES Capital Corp. At Maturity, Pay Variable 3.63% (SOFR + 0.48%) At Maturity, 8/12/26	839	4	2	2
JP Morgan, Receive Underlying Reference: ARES Strategic Income Fund At Maturity, Pay Variable 3.63% (SOFR + 0.48%) At Maturity, 8/12/26	190	1	—	1
JP Morgan, Receive Underlying Reference: Bain Capital Specialty Finance, Inc. At Maturity, Pay Variable 3.63% (SOFR + 0.48%) At Maturity, 8/12/26	174	1	—	1
JP Morgan, Receive Underlying Reference: Blackstone Secured Lending Fund At Maturity, Pay Variable 3.63% (SOFR + 0.48%) At Maturity, 8/12/26	250	—	1	(1)

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
JP Morgan, Receive Underlying Reference: Blue Owl Capital Corp. At Maturity, Pay Variable 3.63% (SOFR + 0.48%) At Maturity, 8/12/26	639	4	(2)	6
JP Morgan, Receive Underlying Reference: Blue Owl Capital Corp. At Maturity, Pay Variable 3.63% (SOFR + 0.48%) At Maturity, 8/12/26	656	4	—	4
JP Morgan, Receive Underlying Reference: Blue Owl Credit Income Corp. At Maturity, Pay Variable 3.63% (SOFR + 0.48%) At Maturity, 8/12/26	417	2	(1)	3
JP Morgan, Receive Underlying Reference: Blue Owl Credit Income Corp. At Maturity, Pay Variable 3.63% (SOFR + 0.48%) At Maturity, 8/12/26	499	1	2	(1)
JP Morgan, Receive Underlying Reference: Blue Owl Credit Income Corp. At Maturity, Pay Variable 3.63% (SOFR + 0.48%) At Maturity, 8/12/26	377	2	(1)	3

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
JP Morgan, Receive Underlying Reference: Carlyle Secured Lending, Inc. At Maturity, Pay Variable 3.63% (SOFR + 0.48%) At Maturity, 8/12/26	174	—	1	(1)
JP Morgan, Receive Underlying Reference: Goldman Sachs Private Credit Corp. At Maturity, Pay Variable 3.63% (SOFR + 0.48%) At Maturity, 8/12/26	264	3	(1)	4
JP Morgan, Receive Underlying Reference: Hercules Capital, Inc. At Maturity, Pay Variable 3.63% (SOFR + 0.48%) At Maturity, 8/12/26	230	1	(1)	2
JP Morgan, Receive Underlying Reference: HPS Corporate Lending Fund At Maturity, Pay Variable 3.63% (SOFR + 0.48%) At Maturity, 8/12/26	251	(10)	—	(10)
JP Morgan, Receive Underlying Reference: iShares iBoxx USD Investment Grade Corporate Bond ETF Monthly, Pay Variable 3.63% (SOFR + 0.35%) Monthly, 1/19/28	13	18	—	18

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
Morgan Stanley, Pay Underlying Reference: iBoxx USD Liquid Leveraged Loans Total Return Index At Maturity, Receive Variable 3.63% (SOFR + 0.00%) Quarterly, 12/20/26	11,050	(26)	—	(26)
Total Bilateral Total Return Swaps			(4)	10
Total Bilateral Swaps			1,686	98

Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.1)%
Credit Default Swaps, Protection Bought (0.1)%
Protection Bought (Relevant Credit: Markit CDX.NA.HY.S45, 5 Year Index), Pay 5.00% Quarterly, Receive upon credit default, 12/20/30	3,061	(288)	(240)	(48)
Total Centrally Cleared Credit Default Swaps, Protection Bought				(48)
Net payments (receipts) of variation margin to date				$39
Variation margin receivable (payable) on centrally cleared swaps				$(9)

*
Credit ratings as of May 31, 2026. Ratings shown are from Moody’s Investors Service and if
Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
Bank of America	6/2/26	CNH	4,314	USD	634	$4
Bank of America	6/2/26	INR	45,757	USD	484	(2)
Bank of America	6/2/26	USD	480	INR	45,757	(2)
Citibank NA	6/3/26	SGD	384	USD	300	—
Citibank NA	7/2/26	USD	301	SGD	384	—
Citibank NA	8/31/26	EGP	61,235	USD	1,138	(5)
Citibank NA	8/31/26	USD	1,125	EUR	963	(3)
Deutsche Bank	6/3/26	IDR	8,658,272	USD	484	—
Deutsche Bank	6/3/26	USD	501	IDR	8,658,272	16
Goldman Sachs	6/2/26	CNH	7,850	USD	1,160	1
Goldman Sachs	6/3/26	SGD	397	USD	311	—
Goldman Sachs	7/2/26	USD	1,162	CNH	7,850	(1)
Goldman Sachs	7/2/26	USD	312	SGD	397	—
HSBC Bank	6/2/26	KRW	981,765	USD	651	—
HSBC Bank	6/2/26	USD	1,134	CNH	7,746	(11)
HSBC Bank	6/2/26	USD	557	ILS	1,642	(25)
HSBC Bank	6/2/26	USD	653	KRW	981,765	2
HSBC Bank	7/2/26	USD	652	KRW	981,765	—
HSBC Bank	8/21/26	USD	1,454	EUR	1,242	(1)
HSBC Bank	8/21/26	USD	1,473	EUR	1,261	(3)
HSBC Bank	8/21/26	USD	1,474	EUR	1,261	(2)
JPMorgan Chase	6/2/26	EGP	4,091	USD	77	2
JPMorgan Chase	6/2/26	EGP	242	USD	5	—
JPMorgan Chase	6/2/26	EGP	1,760	USD	33	1
JPMorgan Chase	6/2/26	EGP	105	USD	2	—
JPMorgan Chase	6/2/26	EGP	5,988	USD	113	2
JPMorgan Chase	6/2/26	TWD	17,934	USD	573	—
JPMorgan Chase	6/2/26	USD	629	CNH	4,276	(3)
JPMorgan Chase	6/2/26	USD	2	EGP	105	—
JPMorgan Chase	6/2/26	USD	112	EGP	5,988	(3)
JPMorgan Chase	6/2/26	USD	78	EGP	4,091	—
JPMorgan Chase	6/2/26	USD	34	EGP	1,760	—
JPMorgan Chase	6/2/26	USD	5	EGP	242	—
JPMorgan Chase	6/2/26	USD	2	TRY	111	—
JPMorgan Chase	6/2/26	USD	572	TWD	17,934	(1)
JPMorgan Chase	6/3/26	IDR	8,985,159	USD	507	(4)
JPMorgan Chase	6/3/26	MYR	9	USD	2	—
JPMorgan Chase	6/3/26	MYR	20	USD	5	—

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
JPMorgan Chase	6/3/26	MYR	4	USD	1	$—
JPMorgan Chase	6/3/26	MYR	2,515	USD	636	(2)
JPMorgan Chase	6/3/26	USD	502	IDR	8,985,159	—
JPMorgan Chase	6/3/26	USD	14	MYR	53	—
JPMorgan Chase	6/3/26	USD	4	MYR	14	—
JPMorgan Chase	7/2/26	EGP	5,988	USD	110	4
JPMorgan Chase	7/2/26	EGP	63	USD	1	—
JPMorgan Chase	7/2/26	USD	506	IDR	8,985,159	3
JPMorgan Chase	7/2/26	USD	637	MYR	2,515	2
JPMorgan Chase	7/2/26	USD	4	MYR	15	—
JPMorgan Chase	7/2/26	USD	572	TWD	17,934	3
Morgan Stanley	6/5/26	COP	3,156,489	USD	869	(13)
NatWest Markets PLC	6/3/26	SGD	382	USD	299	—
NatWest Markets PLC	6/3/26	USD	889	SGD	1,137	(2)
NatWest Markets PLC	7/2/26	USD	299	SGD	382	—
Royal Bank of Canada	6/2/26	BRL	927	USD	185	(1)
Royal Bank of Canada	6/2/26	BRL	941	USD	187	—
Royal Bank of Canada	6/2/26	KRW	954,877	USD	635	(2)
Royal Bank of Canada	6/2/26	USD	183	BRL	927	—
Royal Bank of Canada	6/2/26	USD	186	BRL	941	—
Royal Bank of Canada	6/2/26	USD	644	KRW	954,877	11
Standard Chartered	6/2/26	TWD	19,333	USD	617	1
Standard Chartered	6/2/26	USD	611	TWD	19,333	(6)
Standard Chartered	6/3/26	USD	626	MYR	2,481	—
Standard Chartered	6/4/26	USD	334	THB	10,846	1
Standard Chartered	7/15/26	EGP	94,465	USD	1,738	58
State Street	6/2/26	AUD	79	USD	56	—
State Street	6/2/26	AUD	2	USD	1	—
State Street	6/2/26	AUD	23	USD	16	—
State Street	6/2/26	BRL	19	USD	4	—
State Street	6/2/26	BRL	37	USD	7	—

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
State Street	6/2/26	BRL	16	USD	3	$—
State Street	6/2/26	CAD	2	USD	1	—
State Street	6/2/26	CLP	2,843	USD	3	—
State Street	6/2/26	CLP	221,693	USD	248	2
State Street	6/2/26	CNH	12	USD	2	—
State Street	6/2/26	CNH	26	USD	4	—
State Street	6/2/26	COP	1,663,165	USD	463	(12)
State Street	6/2/26	COP	35,157	USD	10	—
State Street	6/2/26	CZK	36	USD	2	—
State Street	6/2/26	CZK	2,316	USD	111	1
State Street	6/2/26	EUR	513	USD	599	(1)
State Street	6/2/26	EUR	10	USD	12	—
State Street	6/2/26	EUR	2	USD	2	—
State Street	6/2/26	EUR	1	USD	1	—
State Street	6/2/26	EUR	4	USD	5	—
State Street	6/2/26	GBP	273	USD	369	(1)
State Street	6/2/26	GBP	5	USD	7	—
State Street	6/2/26	GBP	115	USD	154	—
State Street	6/2/26	GBP	2	USD	2	—
State Street	6/2/26	HUF	2,675	USD	9	—
State Street	6/2/26	HUF	81,471	USD	260	8
State Street	6/2/26	HUF	1,373	USD	5	—
State Street	6/2/26	HUF	1,448	USD	5	—
State Street	6/2/26	HUF	701	USD	2	—
State Street	6/2/26	ILS	398	USD	137	4
State Street	6/2/26	ILS	337	USD	116	4
State Street	6/2/26	ILS	6	USD	2	—
State Street	6/2/26	ILS	154	USD	53	2
State Street	6/2/26	ILS	73	USD	26	—
State Street	6/2/26	INR	461	USD	5	—
State Street	6/2/26	INR	1,405	USD	15	—
State Street	6/2/26	JPY	46,723	USD	294	—
State Street	6/2/26	JPY	450	USD	3	—
State Street	6/2/26	JPY	180	USD	1	—
State Street	6/2/26	JPY	510	USD	3	—
State Street	6/2/26	KRW	6,667	USD	5	—
State Street	6/2/26	KRW	215,172	USD	143	—
State Street	6/2/26	MXN	3,639	USD	207	3
State Street	6/2/26	MXN	362	USD	21	—
State Street	6/2/26	NOK	1,558	USD	167	1

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
State Street	6/2/26	NOK	25	USD	3	$—
State Street	6/2/26	NOK	64	USD	7	—
State Street	6/2/26	NOK	9	USD	1	—
State Street	6/2/26	PEN	429	USD	123	3
State Street	6/2/26	PEN	8	USD	2	—
State Street	6/2/26	PHP	16,380	USD	269	(3)
State Street	6/2/26	PHP	164	USD	3	—
State Street	6/2/26	PHP	546	USD	9	—
State Street	6/2/26	SEK	2,688	USD	290	1
State Street	6/2/26	SEK	70	USD	8	—
State Street	6/2/26	SEK	367	USD	39	—
State Street	6/2/26	TRY	15,046	USD	324	3
State Street	6/2/26	TRY	670	USD	15	—
State Street	6/2/26	TWD	135	USD	4	—
State Street	6/2/26	TWD	678	USD	22	—
State Street	6/2/26	TWD	4,043	USD	128	2
State Street	6/2/26	USD	3	BRL	14	—
State Street	6/2/26	USD	80	CAD	110	1
State Street	6/2/26	USD	1	CAD	2	—
State Street	6/2/26	USD	1	CAD	2	—
State Street	6/2/26	USD	39	CHF	30	—
State Street	6/2/26	USD	233	CLP	207,920	(1)
State Street	6/2/26	USD	2	CLP	2,108	—
State Street	6/2/26	USD	14	CLP	12,637	—
State Street	6/2/26	USD	2	CLP	1,871	—
State Street	6/2/26	USD	21	CNH	141	—
State Street	6/2/26	USD	6	CNH	39	—
State Street	6/2/26	USD	24	COP	91,293	(1)
State Street	6/2/26	USD	89	COP	334,600	(1)
State Street	6/2/26	USD	351	COP	1,272,429	6
State Street	6/2/26	USD	255	CZK	5,309	—
State Street	6/2/26	USD	6	CZK	117	—
State Street	6/2/26	USD	112	CZK	2,344	(1)
State Street	6/2/26	USD	1	CZK	25	—
State Street	6/2/26	USD	2	EUR	2	—
State Street	6/2/26	USD	2	GBP	2	—
State Street	6/2/26	USD	1	GBP	1	—
State Street	6/2/26	USD	151	GBP	113	(1)
State Street	6/2/26	USD	6	HUF	1,850	—
State Street	6/2/26	USD	4	HUF	1,114	—

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
State Street	6/2/26	USD	23	INR	2,174	$—
State Street	6/2/26	USD	474	INR	45,449	(4)
State Street	6/2/26	USD	4	JPY	633	—
State Street	6/2/26	USD	40	JPY	6,393	—
State Street	6/2/26	USD	9	KRW	13,340	—
State Street	6/2/26	USD	5	KRW	7,555	—
State Street	6/2/26	USD	152	KRW	227,832	1
State Street	6/2/26	USD	5	MXN	94	—
State Street	6/2/26	USD	2	MXN	40	—
State Street	6/2/26	USD	20	MXN	354	—
State Street	6/2/26	USD	2	NOK	14	—
State Street	6/2/26	USD	1	NOK	7	—
State Street	6/2/26	USD	25	PEN	87	—
State Street	6/2/26	USD	16	PEN	56	—
State Street	6/2/26	USD	1	PEN	4	—
State Street	6/2/26	USD	85	PEN	290	—
State Street	6/2/26	USD	1	PHP	86	—
State Street	6/2/26	USD	51	PHP	3,110	—
State Street	6/2/26	USD	226	PHP	13,894	1
State Street	6/2/26	USD	19	PLN	70	—
State Street	6/2/26	USD	0	SEK	2	—
State Street	6/2/26	USD	35	SEK	334	(1)
State Street	6/2/26	USD	1	TRY	60	—
State Street	6/2/26	USD	1	TRY	25	—
State Street	6/2/26	USD	1	TRY	49	—
State Street	6/2/26	USD	337	TRY	15,471	—
State Street	6/2/26	USD	5	TWD	154	—
State Street	6/2/26	USD	105	TWD	3,303	(1)
State Street	6/2/26	USD	38	ZAR	625	(1)
State Street	6/2/26	USD	0	ZAR	6	—
State Street	6/2/26	ZAR	889	USD	53	2
State Street	6/3/26	IDR	47,094	USD	3	—
State Street	6/3/26	IDR	7,883	USD	0	—
State Street	6/3/26	IDR	271,910	USD	15	—
State Street	6/3/26	NZD	188	USD	110	3
State Street	6/3/26	NZD	4	USD	2	—
State Street	6/3/26	NZD	2	USD	1	—
State Street	6/3/26	NZD	2	USD	1	—
State Street	6/3/26	SGD	4	USD	3	—
State Street	6/3/26	USD	16	IDR	271,910	—

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
State Street	6/3/26	USD	0	IDR	7,883	$—
State Street	6/3/26	USD	3	IDR	47,094	—
State Street	6/3/26	USD	1	NZD	2	—
State Street	6/3/26	USD	1	NZD	2	—
State Street	6/3/26	USD	114	NZD	192	(1)
State Street	6/3/26	USD	17	SGD	21	—
State Street	6/3/26	USD	2	SGD	2	—
State Street	6/3/26	USD	5	SGD	7	—
State Street	6/4/26	THB	570	USD	18	—
State Street	6/4/26	THB	13,505	USD	416	(1)
State Street	6/4/26	USD	11	THB	366	—
State Street	6/4/26	USD	72	THB	2,337	—
State Street	6/4/26	USD	16	THB	526	—
State Street	6/18/26	ILS	13	USD	4	—
State Street	7/2/26	AUD	103	USD	74	—
State Street	7/2/26	CLP	1,800	USD	2	—
State Street	7/2/26	COP	1,272,429	USD	349	(6)
State Street	7/2/26	EUR	528	USD	616	1
State Street	7/2/26	GBP	279	USD	374	2
State Street	7/2/26	HUF	84,704	USD	278	1
State Street	7/2/26	INR	45,449	USD	473	4
State Street	7/2/26	INR	263	USD	3	—
State Street	7/2/26	JPY	40,837	USD	257	—
State Street	7/2/26	MXN	3,513	USD	202	—
State Street	7/2/26	NOK	1,635	USD	177	—
State Street	7/2/26	NZD	192	USD	115	1
State Street	7/2/26	PEN	290	USD	85	—
State Street	7/2/26	PHP	13,894	USD	226	(1)
State Street	7/2/26	SEK	2,789	USD	301	1
State Street	7/2/26	TRY	15,471	USD	327	—
State Street	7/2/26	TRY	552	USD	12	—
State Street	7/2/26	TWD	2,000	USD	64	—
State Street	7/2/26	USD	21	BRL	105	—
State Street	7/2/26	USD	81	CAD	112	—
State Street	7/2/26	USD	39	CHF	30	—
State Street	7/2/26	USD	248	CLP	221,693	(2)
State Street	7/2/26	USD	14	COP	52,659	—
State Street	7/2/26	USD	261	CZK	5,443	(1)
State Street	7/2/26	USD	9	IDR	152,975	—
State Street	7/2/26	USD	240	ILS	674	1

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
State Street	7/2/26	USD	4	KRW	6,663	$—
State Street	7/2/26	USD	10	PHP	596	—
State Street	7/2/26	USD	19	PLN	70	—
State Street	7/2/26	USD	416	THB	13,505	1
State Street	7/2/26	USD	20	THB	651	—
State Street	7/2/26	ZAR	258	USD	16	—
State Street	7/24/26	USD	446	CAD	608	4
Toronto Dominion	7/24/26	USD	2,392	CAD	3,260	22
UBS	6/2/26	BRL	4,745	USD	938	2
UBS	6/2/26	BRL	9,634	USD	1,905	5
UBS	6/2/26	USD	890	BRL	4,745	(50)
UBS	6/2/26	USD	1,814	BRL	9,634	(96)
Wells Fargo	6/2/26	BRL	941	USD	187	(1)
Wells Fargo	6/2/26	BRL	3,235	USD	645	(4)
Wells Fargo	6/2/26	BRL	7,466	USD	1,475	5
Wells Fargo	6/2/26	BRL	3,678	USD	732	(3)
Wells Fargo	6/2/26	BRL	1,922	USD	380	1
Wells Fargo	6/2/26	BRL	946	USD	187	—
Wells Fargo	6/2/26	USD	380	BRL	1,922	(1)
Wells Fargo	6/2/26	USD	188	BRL	946	1
Wells Fargo	6/2/26	USD	1,476	BRL	7,466	(4)
Wells Fargo	6/2/26	USD	186	BRL	941	—
Wells Fargo	6/2/26	USD	727	BRL	3,678	(2)
Wells Fargo	6/2/26	USD	640	BRL	3,235	(2)
Wells Fargo	6/5/26	USD	852	COP	3,156,489	(4)
Wells Fargo	7/2/26	BRL	1,922	USD	377	1
Wells Fargo	7/2/26	BRL	946	USD	187	(1)
Wells Fargo	9/2/26	USD	631	BRL	3,235	4
Wells Fargo	9/2/26	USD	1,443	BRL	7,466	(5)
Wells Fargo	9/2/26	USD	716	BRL	3,678	3
Net unrealized gain (loss) on open forward currency exchange contracts						$(87)

T. ROWE PRICE TOTAL RETURN ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Short, 26 Euro BOBL contracts	06/26	(3,529)	$1
Long, 1 Euro BTP contracts	06/26	136	2
Long, 2 Euro BUXL thirty year bond contracts	06/26	254	2
Long, 12 Euro OAT contracts	06/26	1,700	(3)
Short, 14 Euro SCHATZ contracts	06/26	(1,743)	8
Short, 15 Euro-Bund contracts	06/26	(2,277)	40
Long, 28 Mini ten year JGB contracts	06/26	2,333	(49)
Long, 11 E-mini S&P 500 contracts	06/26	411	7
Short, 22 Canadian Treasury Bonds ten year contracts	09/26	(1,911)	(4)
Long, 14 U.S. Treasury Notes ten year contracts	09/26	1,526	11
Short, 31 Ultra U.S. Treasury Notes ten year contracts	09/26	(3,477)	3
Short, 8 Long Gilt contracts	09/26	(942)	(12)
Long, 140 U.S. Treasury Notes five year contracts	09/26	14,935	74
Long, 200 U.S. Treasury Notes two year contracts	09/26	41,228	84
Net payments (receipts) of variation margin to date			(154)
Variation margin receivable (payable) on open futures contracts			$10

T. ROWE PRICE TOTAL RETURN ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Institutional Floating Rate Fund - Z Class	$(54)	$34	$251
T. Rowe Price Government Reserve Fund	—	—	385++
T. Rowe Price Treasury Reserve Fund	—	—	— ++
Totals	$(54)#	$34	$636+

Supplementary Investment Schedule
Affiliate	Value 5/31/25	Purchase Cost	Sales Cost	Value 5/31/26
T. Rowe Price Institutional Floating Rate Fund - Z Class	$5,600	236	5,870	$—
T. Rowe Price Government Reserve Fund	18,333	¤	¤	6,279
T. Rowe Price Treasury Reserve Fund	—	¤	¤	2,017
	Total			$8,296^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $636 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $8,296.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TOTAL RETURN ETF

May 31, 2026
 STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)

Assets
Investments in securities, at value (cost $599,152)	$597,582
Receivable for investment securities sold	9,411
Interest receivable	4,912
Bilateral swap premiums paid	2,217
Unrealized gain on bilateral swaps	267
Unrealized gain on forward currency exchange contracts	219
Foreign currency (cost $143)	143
Cash	110
Variation margin receivable on futures contracts	10
Other assets	1
Total assets	614,872
Liabilities
Payable for investment securities purchased	49,653
Obligation to return securities lending collateral	2,017
Bilateral swap premiums received	531
Unrealized loss on forward currency exchange contracts	306
Unrealized loss on bilateral swaps	169
Investment management and administrative fees payable	147
Options written (premiums $329)	115
Variation margin payable on centrally cleared swaps	9
Other liabilities	90
Total liabilities	53,037
NET ASSETS	$561,835
Net Assets Consists of:
Total distributable earnings (loss)	$(9,222)
Paid-in capital applicable to 14,025,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	571,057
NET ASSETS	$561,835
NET ASSET VALUE PER SHARE	$40.06
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TOTAL RETURN ETF

 STATEMENT OF OPERATIONS

($000s)

Year Ended
5/31/26
Investment Income (Loss)
Income
Interest	$28,859
Dividend	678
Securities lending	22
Total income	29,559
Expenses
Investment management and administrative expense	1,711
Miscellaneous expense	2
Total expenses	1,713
Net investment income	27,846
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	(385)
Futures	3,064
Swaps	(2,267)
Options written	186
Forward currency exchange contracts	(362)
Foreign currency transactions	(40)
Net realized gain	196
Change in net unrealized gain / loss
Securities	2,440
Futures	(445)
Swaps	(245)
Options written	216
TBA Sales Commitments	(15)
Forward currency exchange contracts	(130)
Other assets and liabilities denominated in foreign currencies	6
Change in unrealized gain / loss	1,827
Net realized and unrealized gain / loss	2,023
INCREASE IN NET ASSETS FROM OPERATIONS	$29,869
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TOTAL RETURN ETF

 STATEMENT OF CHANGES IN NET ASSETS

($000s)

	Year Ended
	5/31/26	5/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income	$27,846	$12,466
Net realized gain (loss)	196	(2,855)
Change in net unrealized gain / loss	1,827	(1,019)
Increase in net assets from operations	29,869	8,592
Distributions to shareholders
Net earnings	(28,582)	(12,501)
Tax return of capital	(344)	-
Decrease in net assets from distributions	(28,926)	(12,501)
Capital share transactions*
Shares sold	36,439	457,787
Shares redeemed	(25,592)	(16,963)
Increase in net assets from capital share transactions	10,847	440,824
Net Assets
Increase during period	11,790	436,915
Beginning of period	550,045	113,130
End of period	$561,835	$550,045
*Share information (000s)
Shares sold	900	11,325
Shares redeemed	(625)	(425)
Increase in shares outstanding	275	10,900
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TOTAL RETURN ETF

 NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Total Return ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to maximize total return through income and, secondarily, capital appreciation.
NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.

T. ROWE PRICE TOTAL RETURN ETF

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 25,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE TOTAL RETURN ETF

NOTE 2 – VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

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instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices.  A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund's portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap

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dealers. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):

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($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$358,491	$—	$358,491
Corporate Bonds	—	113,715	2,609	116,324
Bank Loans	—	31,073	817	31,890
Asset-Backed Securities	—	77,734	193	77,927
Convertible Preferred Stocks	438	—	852	1,290
Preferred Stocks	—	—	687	687
Short-Term Investments	6,279	2,425	—	8,704
Securities Lending Collateral	2,017	—	—	2,017
Options Purchased	—	252	—	252
Total	8,734	583,690	5,158	597,582
Swaps*	—	2,471	—	2,471
Forward Currency Exchange Contracts	—	219	—	219
Futures Contracts*	232	—	—	232
Total	$8,966	$586,380	$5,158	$600,504
Liabilities
Options Written	$—	$115	$—	$115
Swaps*	—	735	—	735
Forward Currency Exchange Contracts	—	306	—	306
Futures Contracts*	68	—	—	68
Total	$68	$1,156	$—	$1,224

[1]
Includes Convertible Bonds, Foreign Government Obligations & Municipalities,
Municipal Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government
Agency Obligations (Excluding Mortgage-Backed).

*
The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying
Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

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NOTE 3 – DERIVATIVE INSTRUMENTS
During the year ended May 31, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2026, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

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($000s)	Location on Statement of Assets and Liabilities	Fair Value*
Assets
Interest rate derivatives	Futures, Securities^	$326
Foreign exchange derivatives	Forwards	219
Credit derivatives	Bilateral Swaps and Premiums, Securities^	2,595
Equity derivatives	Futures, Securities^	34
Total		$3,174
Liabilities
Interest rate derivatives	Options Written, Futures	$111
Foreign exchange derivatives	Forwards	306
Credit derivatives	Options Written, Bilateral Swaps and Premiums, Centrally Cleared Swaps	807
Total		$1,224

*
The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying
Statement of Assets and Liabilities is only the unsettled variation margin receivable
(payable) at that date.

^	Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

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(000s) Location of Gain (Loss) on Statement of Operations
	Securities^	Options Written	Futures	Forward Currency Exchange Contracts	Swaps	Total
Realized Gain (Loss)
Interest rate derivatives	$(664)	$—	$2,951	$—	$(2,868)	$(581)
Foreign exchange derivatives	(104)	—	—	(362)	—	(466)
Credit derivatives	(403)	186	—	—	771	554
Equity derivatives	(236)	—	113	—	—	(123)
Inflation derivatives	—	—	—	—	(170)	(170)
Total	$(1,407)	$186	$3,064	$(362)	$(2,267)	$(786)
Change in Unrealized Gain (Loss)
Interest rate derivatives	$(189)	$88	$(452)	$—	$180	$(373)
Foreign exchange derivatives	—	—	—	(130)	—	(130)
Credit derivatives	(263)	128	—	—	(457)	(592)
Equity derivatives	108	—	7	—	—	115
Inflation derivatives	—	—	—	—	32	32
Total	$(344)	$216	$(445)	$(130)	$(245)	$(948)

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^	Options purchased are reported as securities.
Counterparty Risk and Collateral
The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs), with a Credit Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.

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Collateral may be in the form of cash, debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of May 31, 2026, securities valued at $44,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of May 31, 2026, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $1,620,000 cash and securities valued at $158,000. As of May 31, 2026, securities valued at $820,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts
The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return.  A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to

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meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended May 31, 2026, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 11% and 23% of net assets.
Futures Contracts
The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; as a cash management tool; or to adjust portfolio duration. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended May 31, 2026, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 13% and 48% of net assets.
Options
The fund is subject to interest rate risk, foreign currency exchange rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the

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counterparty (OTC options) or through a central clearinghouse (exchange-traded options). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position.  Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended May 31, 2026, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 1% and 152% of net assets.
Swaps
The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the

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value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is

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an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of May 31, 2026, the notional amount of protection sold by the fund totaled $70,529 (0.0% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2026, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 16% and 66% of net assets.

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NOTE 4 – OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets
The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt
The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities
The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

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Collateralized Loan Obligations
The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities
The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations
The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are

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determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of May 31, 2026, no collateral was pledged by the fund or counterparties for MSFTA Transactions.
Dollar Rolls
The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Bank Loans
The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment-grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from

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principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g., unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At May 31, 2026, the value of loaned securities was $3,302,000; the aggregate value of collateral was $3,362,000 and consisted of cash collateral and related investments of $2,017,000 and U.S. government securities of $1,345,000.

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Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term and U.S. government securities aggregated $239,556,000 and $207,484,000, respectively, for the year ended May 31, 2026. Purchases and sales of U.S. government securities, excluding in-kind transactions and short-term securities, aggregated $1,132,352,000 and $1,124,623,000, respectively, for the year ended May 31, 2026.
NOTE 5 – FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of income on swaps.
The tax character of distributions paid for the periods presented was as follows:
($000s)
	May 31,	May 31,
	2026	2025
Ordinary income (including short-term capital gains, if any)	$28,582	$12,501
Return of capital	344	—
Total distributions	$28,926	$12,501

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At May 31, 2026, the tax-basis cost of investments, (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
Cost of investments	$600,783
Unrealized appreciation	$5,569
Unrealized depreciation	(6,922)
Net unrealized appreciation (depreciation)	$(1,353)
At May 31, 2026, the tax-basis components of accumulated net earnings (loss) were as follows:
($000s)
Net unrealized appreciation (depreciation)	$(1,353)
Loss carryforwards and deferrals	(7,869)
Total distributable earnings (loss)	$(9,222)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards, late-year ordinary loss deferrals and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains.The fund has elected to defer certain losses to the first day of the following fiscal year for late-year ordinary loss deferrals.
NOTE 6 – RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.31% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating

T. ROWE PRICE TOTAL RETURN ETF

expenses but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No Price Fund or account may invest for the purpose of exercising management or control over the fund. At May 31, 2026, approximately 74% of the fund’s outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the periods ended May 31, 2026, are as follows:

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(000s)	Effective Management Fee Rate	Management Fee Waived
T. Rowe Price Institutional Floating Rate Fund - Z Class	0.55%	$—
As of May 31, 2026, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,966,110 shares of the fund, representing 14% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 – SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

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NOTE 8 – OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE TOTAL RETURN ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Exchange-Traded Funds, Inc. and Shareholders of T. Rowe Price Total Return ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Total Return ETF (one of the funds constituting T. Rowe Price Exchange-Traded Funds, Inc., referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the years ended May 31, 2026, 2025, 2024 and 2023, and for the period September 28, 2021 (inception) through May 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the years ended May 31, 2026, 2025, 2024 and 2023, and for the period September 28, 2021 (inception) through May 31, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE TOTAL RETURN ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 17, 2026
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

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TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 05/31/26
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements. The fund’s distributions to shareholders included:
For taxable non-corporate shareholders, $42,000 of the fund’s income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $42,000 of the fund’s income qualifies for the dividends-received deduction.
For nonresident alien shareholders, $23,117,000 of income dividends are interest-related dividends.
For shareholders subject to interest expense deduction limitation under Section 163(j), $28,028,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

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APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser).  In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract.  At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract.  The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below.  The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the Adviser.  The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser.  These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications.  The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record.  The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE TOTAL RETURN ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds.  In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31, 2025.  Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the fund’s returns for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance.  The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.  The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund.  In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or the Adviser had not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price mutual funds and ETFs.

T. ROWE PRICE TOTAL RETURN ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser.  Under the Advisory Contract, the fund pays the Adviser an all-inclusive fee, which is based on the fund’s average daily net assets. The all-inclusive fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest and borrowing expenses, taxes, brokerage commissions and other transaction costs, fund proxy expenses, and any nonrecurring extraordinary expenses that may arise. The Adviser has generally implemented an all-inclusive fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the fund’s investors and such a fee structure is typically used by other ETFs offered by competitors. The all-inclusive fee rate is determined based upon an evaluation of the particular strategy and a competitive analysis of the actively managed ETF industry. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee rate for many T. Rowe Price mutual funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund).  Although the fund does not have a group fee rate component to its all-inclusive fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In addition, the Board noted that the fund potentially shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers.  The Board concluded that the all-inclusive fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in exchange-traded fund fees.  The Board reviewed and considered information regarding the fund’s actual total expense ratio, noting that the fund pays an all-inclusive fee. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) actual management fees and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group); and (ii) actual management fees and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s actual management fee rate and total expenses (each of which generally reflect the fund’s all-inclusive fee rate) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable actively managed

T. ROWE PRICE TOTAL RETURN ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
exchange-traded funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses.  The information provided to the Board indicated that the actual management fee rate ranked in the first quintile (Expense Group and Expense Universe) and the total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business.  The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business.  In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract

T. ROWE PRICE TOTAL RETURN ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
As noted, the Board approved the continuation of the Advisory Contract.  No single factor was considered in isolation or to be determinative to the decision.  Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

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1307 Point Street
Baltimore, Maryland 21231
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF988-050 07/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 17, 2026